   As filed with the Securities and Exchange Commission on February 15, 2007

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 27                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 70                                           [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date), pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X] on April 25, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1

                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:

                  Genworth Life Insurance Company of New York

                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares

AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares

AIM V.I. International Growth Fund -- Series II shares

AIM V.I. Large Cap Growth Fund -- Series I shares


AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II


BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III
BlackRock Global Allocation V.I. Fund -- Class III
BlackRock Large Cap Growth V.I. Fund -- Class III
BlackRock Value Opportunities V.I. Fund -- Class III

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B


Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/



/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II:
DWS Technology VIP -- Class B Shares
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:

Federated High Income Bond Fund II -- Service Shares

Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund

Small-Cap Equity Fund
Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/

U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1

JPMorgan Insurance Trust Intrepid Growth Portfolio 1

JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1


Legg Mason Partners Variable Portfolios I, Inc.:
Legg Mason Partners Variable All Cap Portfolio -- Class II
Legg Mason Partners Variable Total Return Portfolio -- Class II

Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Aggressive Growth Fund -- Class II


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer MidCap Fund/VA -- Service Shares


PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares

High Yield Portfolio -- Administrative Class Shares

Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares


The Prudential Series Fund:

Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II

Rydex Variable Trust:
OTC Fund

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

Strategic Growth Portfolio -- Class II Shares




/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares



Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is May 1, 2007.

Table of Contents


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

Investment Results...............................................

Financial Statements.............................................

The Company......................................................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
       Surrender Charge..........................................
       Exceptions to the Surrender Charge........................
   Deductions from the Separate Account..........................
   Charges for the Living Benefit Rider Options..................
   Charges for the Death Benefit Rider Options...................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Enhanced Payment Benefit Option...............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers From the Guarantee Account to the Subaccounts.......
   Transfers From the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers By Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...................................
   Surrenders and Partial Withdrawals................................
   Systematic Withdrawal Program.....................................
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....
       Lifetime Income Plus 2007.....................................
       Lifetime Income Plus..........................................
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit for Life Riders.....................................

Death of Owner and/or Annuitant......................................
   Distribution Provisions Upon Death of Owner or Joint Owner........
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................
   Basic Death Benefit...............................................
   Annual Step-Up Death Benefit Option...............................
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................
   How to Claim Proceeds and/or Death Benefit Payments...............
   Distribution Rules................................................

Income Payments......................................................
   Optional Payment Plans............................................
   Variable Income Payments..........................................
   Transfers After the Annuity Commencement Date.....................
   Payment Protection Rider Options..................................
       Payment Optimizer Plus........................................
       Principal Protection Advantage................................

Tax Matters..........................................................
   Introduction......................................................
   Taxation of Non-Qualified Contracts...............................
   Section 1035 Exchanges............................................
   Qualified Retirement Plans........................................
   Federal Income Tax Withholding....................................
   State Income Tax Withholding......................................
   Tax Status of the Company.........................................
   Changes in the Law................................................

Requesting Payments..................................................

Sale of the Contracts................................................
   Principal Underwriter.............................................
   Sale of the Contracts.............................................

Additional Information...............................................
   Owner Questions...................................................
   Return Privilege..................................................
   State Regulation..................................................
   Evidence of Death, Age, Gender or Survival........................
   Records and Reports...............................................
   Other Information.................................................
   Legal Proceedings.................................................

Appendix A -- Examples of the Available Death Benefits............... A-1

Appendix B -- Condensed Financial Information........................ B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.


Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, each one year period following the Benefit Date and each anniversary of that date.


Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.


Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.


Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.


Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.


Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.


Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.


Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.


Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Roll-Up Value - An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.




Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------
Annual Contract Charge                                       $30.00/1/
----------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                            1.30%
----------------------------------------------------------------------------------
  Administrative Expense Charge                                0.15%
----------------------------------------------------------------------------------
Optional Benefit
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------
                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
  Enhanced Payment Benefit Option                     0.15%           0.15%
----------------------------------------------------------------------------------
Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------
                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                           0.75%           2.00%
                                                  --------------------------------
  Joint Annuitant Contract                            0.85%           2.00%
----------------------------------------------------------------------------------
Lifetime Income Plus/4/
  Single Annuitant Contract                           0.60%           2.00%
                                                  -------------------------------
  Joint Annuitant Contract                            0.75%           2.00%
----------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                           0.50%           1.25%
                                                  -------------------------------
  Joint Annuitant Contract                            0.65%           1.25%
----------------------------------------------------------------------------------
Principal Protection Advantage/5/                     0.40%           1.00%
----------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/6/
----------------------------------------------------------------------------------
                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
Annual Step-Up Death Benefit Rider Option             0.20%           0.20%
----------------------------------------------------------------------------------
                                                  Current Charge  Maximum Charge
                                                  --------------------------------
Maximum Total Separate Account Annual Expenses/7/     2.65%           3.80%
----------------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.


/3/None of the living benefit riders may be elected together or in any combination. Only one may be elected and, if so, it must be elected at the time of application. We reserve the right to discontinue offering any rider option at any time for any reason.

 The Enhanced Payment Benefit Option may be elected at application with Lifetime Income Plus or Payment Optimizer Plus for contracts issued on or after January 5, 2007, and with Lifetime Income Plus 2007 for contracts issued on or after May 1, 2007. Prior to January 5, 2007, the Enhanced Payment Benefit Option could not be elected with any living benefit rider.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/6/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Enhanced Payment Benefit Option, the Annual Step-Up Death Benefit Rider Option and Lifetime Income Plus 2007 as a Joint Annuitant Contract. If another combination optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.


For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)        %       %
---------------------------------------------------------



/1/Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2006. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee
   waivers and expense reimbursements are   % and   %, respectively. Please see
   the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples



These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  .  elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option;


  .  elected Lifetime Income Plus 2007;


  .  surrendered your contract at the end of the stated period.

The examples do not reflect any enhanced payment benefit, although they do reflect the charge for the Enhanced Payment Benefit Option. If they did reflect the enhanced payment benefit, the expenses shown would be higher.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
  $            $           $           $


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
  $            $           $           $


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account).


  . a maximum charge of 2.00% for Lifetime Income Plus 2007 (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).


If the optional benefits are not elected, the expense figures shown above would be lower.



SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.


How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions in this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.


What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

We also offer other variable annuity contracts through the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision in this prospectus.


How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision in this prospectus.


May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions in this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial
Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.


The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider" Options. We provide two "living benefit rider" options under this prospectus. You may not purchase the riders together. We currently offer Lifetime Income Plus 2007, which provides guaranteed withdrawals until the death of the last Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus, however, is not available for contracts issued on or after May 1, 2007. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features. We also offer Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about these riders and their features.


Each of these riders is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.


When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments --Payment Protection Rider Options" provisions of this prospectus.


What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B for this information.

INVESTMENT RESULTS

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for any optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.


The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and you currently may change your future purchase payment allocation without penalty or charges. However, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.




                        Subaccount Investing In                   Investment Objective
                        ------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of
INSURANCE FUNDS         Series II shares                 capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.
                        Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Global Real Estate      Seeks to achieve high total return.
                        Fund -- Series II shares
                        ------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of
                        Fund -- Series II shares         capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Large Cap Growth        Seeks to provide long-term growth of
                        Fund -- Series I shares          capital
                        ------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global         Long-term growth of capital.
VARIABLE PRODUCTS       Technology Portfolio -- Class B
SERIES FUND, INC.       ------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth               Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Fund -- Class I                  secondary objective.
INC.                    ------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.

                        ------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.

                        ------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital growth.
                                                         Income is a secondary objective.
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                         strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        ------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital appreciation and,
SERIES FUNDS, INC.      Fund -- Class III                secondarily, income.

                        ------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total investment return.
                        Fund -- Class III



                        ------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

--------------------------------------------------------------------------
Seeks to achieve high total return.    A I M Advisors, Inc. (subadvised by
       INVESCO Institutional (N.A.), Inc.)
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
--------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital
--------------------------------------------------------------------------
Long-term growth of capital.           Alliance Capital Management, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           Alliance Capital Management, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           Alliance Capital Management, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           Alliance Capital Management, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           Alliance Capital Management, L.P.

--------------------------------------------------------------------------
Seeks capital growth. Income is a      American Century Investment
secondary objective.                   Management, Inc.
--------------------------------------------------------------------------
Seeks capital growth.                  American Century Global
                                       Investment Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
                                       Management, Inc.
--------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
Income is a secondary objective.       Management, Inc.
--------------------------------------------------------------------------
Pursues long-term total return using a American Century Investment strategy that seeks to protect against Management, Inc.
U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
       (subadvised by BlackRock Asset
                                       Management U.K. Limited and
                                       BlackRock Investment Management,
                                       LLC)
--------------------------------------------------------------------------


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                       Fund -- Class III

                       ----------------------------------------------------------------------------
                       BlackRock Value Opportunities     Seeks long-term capital growth.
                       V.I. Fund -- Class III

                       ----------------------------------------------------------------------------
COLUMBIA FUNDS         Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE     Variable Series -- Class A        capital.
TRUST I
                       ----------------------------------------------------------------------------
                       Columbia Marsico International    The fund seeks long-term growth of
                       Opportunities Fund, Variable      capital.
                       Series -- Class B
                       ----------------------------------------------------------------------------
DREYFUS                Dreyfus Investment Portfolios     Seeks investment returns that are
                       MidCap Stock Portfolio -- Initial greater than the total return
                       Shares                            performance of publicly traded
                                                         common stocks of medium-size
                                                         domestic companies in the aggregate
                                                         as represented by the Standard &
                                                         Poor's 400 MidCap Index.
                       ----------------------------------------------------------------------------
                       Dreyfus Variable Investment       Seeks as high a level of current income
                       Fund -- Money Market Portfolio    as is consistent with the preservation of
                                                         capital/1/
                       ----------------------------------------------------------------------------
                       The Dreyfus Socially Responsible  Seeks capital growth, with current
                       Growth Fund, Inc. -- Initial      income as a secondary objective.
                       Shares
                       ----------------------------------------------------------------------------
DWS VARIABLE SERIES II DWS Dreman High Return Equity     Seeks to achieve a high rate of total
                       VIP -- Class B Shares             return.

                       ----------------------------------------------------------------------------
                       DWS Dreman Small Mid Cap          Seeks long-term capital appreciation.
                       Value VIP -- Class B Shares

                       ----------------------------------------------------------------------------
                       DWS Technology VIP -- Class B     Seeks growth of capital.
                       Shares
                       ----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund      Seeks high current income.
TRUST
                       ----------------------------------------------------------------------------
                       VT Worldwide Health Sciences      Seeks long-term capital growth by
                       Fund                              investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                       ----------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       ----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond        Seeks high current income by
SERIES                 Fund II -- Service Class          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                       ----------------------------------------------------------------------------
                       Federated Kaufmann                Seeks capital appreciation.
                       Fund II -- Service Shares


                       ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                    Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital/1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Asset Management
return.                                   (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Asset Management
         (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Asset Management

----------------------------------------------------------------------------
Seeks high current income.                Eaton Vance Management

----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                     Investment Objective
                     ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND
                     ---------------------------------------------------------------------------
                     VIP Contrafund(R)                 Seeks long-term capital appreciation.
                     Portfolio -- Service Class 2





                     ---------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital appreciation.
                     Appreciation Portfolio -- Service
                     Class 2




                     ---------------------------------------------------------------------------
                     VIP Equity-Income                 Seeks reasonable income. The fund
                     Portfolio -- Service Class 2      will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                     ---------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service   Seeks to achieve capital appreciation.
                     Class 2

                     ---------------------------------------------------------------------------
                     VIP Growth & Income               Seeks high total return through a
                     Portfolio -- Service Class 2      combination of current income and
                                                       capital appreciation.




                     ---------------------------------------------------------------------------
                     VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                     Class 2



                     ---------------------------------------------------------------------------
                     VIP Value Strategies              Seeks capital appreciation.
                     Portfolio -- Service Class 2

                     ---------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities        Seeks to maximize income while
VARIABLE INSURANCE   Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                     ---------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks income and capital growth          Fidelity Management & Research
consistent with reasonable risk.         Company

---------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
        Company (subadvised by Fidelity
                                         Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
---------------------------------------------------------------------------
Seeks capital appreciation.              Fidelity Management & Research
        Company (subadvised by Fidelity
        Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
---------------------------------------------------------------------------
Seeks reasonable income. The fund        Fidelity Management & Research
will also consider the potential for     Company (subadvised by FMR Co.,
capital appreciation. The fund's goal is Inc.)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
---------------------------------------------------------------------------
Seeks to achieve capital appreciation.   Fidelity Management & Research
        Company (subadvised by FMR Co.,
                                         Inc.)
---------------------------------------------------------------------------
Seeks high total return through a        Fidelity Management & Research
combination of current income and        Company (subadvised by Fidelity
capital appreciation.                    Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Fidelity Management & Research
        Company (subadvised by Fidelity
                                         Management & Research (U.K.),
                                         Inc. and Fidelity Management &
                                         Research (Far East) Inc.)
---------------------------------------------------------------------------
Seeks capital appreciation.              Fidelity Management & Research
        Company (subadvised by FMR Co.,
                                         Inc.)
---------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
---------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
               Subaccount Investing In                     Investment Objective                    as applicable)
               ------------------------------------------------------------------------------------------------------------
               Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
               Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                 capitalization companies and normally
                                                 invests predominantly in equity
                                                 securities. For this fund large
                                                 capitalization companies are those with
                                                 market capitalization values within
                                                 those of the top 50% of companies in
                                                 the Russell 1000 Index, at the time of
                                                 purchase.
               ------------------------------------------------------------------------------------------------------------
               Mutual Shares Securities          Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
               Fund -- Class 2 Shares            income as a secondary goal. The fund
                                                 normally invests mainly in equity
                                                 securities that the manager believes are
                                                 undervalued. The fund normally
                                                 invests primarily in undervalued stocks
                                                 and to a lesser extent in risk arbitrage
                                                 securities and distressed companies.
               ------------------------------------------------------------------------------------------------------------
               Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            fund normally invests at least 80% of    (subadvised by Franklin Templeton
                                                 its net assets in investments of issuers Investment Management, Limited)
                                                 located outside the U.S., including
                                                 those in emerging markets, and
                                                 normally invests predominantly in
                                                 equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            normally invests in equity securities of (subadvised by Franklin Templeton
                                                 companies of any country, debt           Investment Management, Limited)
                                                 securities of companies and
                                                 governments of any country, and in
                                                 money market instruments. The fund
                                                 normally invests substantially to
                                                 primarily in equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
               Fund -- Class 2 Shares            fund normally invests primarily in
                                                 equity securities of companies located
                                                 anywhere in the world, including those
                                                 in the U.S. and in emerging markets.
               ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                       Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                      with prudent investment management
                                                 and the preservation of capital.
               ------------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund               Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                 future income.
               ------------------------------------------------------------------------------------------------------------
               Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                 consistent with the preservation of
                                                 capital and the maintenance of
                                                 liquidity.
               ------------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund        Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                 future income rather than current
                                                 income.
               ------------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund       Seeks maximum total return through       GE Asset Management Incorporated
                                                 current income and capital               (subadvised by Urdang Securities
                                                 appreciation.                            Management, Inc.)
               ------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                     as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and               GE Asset Management Incorporated
                                                     accumulation of income that               (subadvised by SSgA Funds
                                                     corresponds to the investment return of   Management, Inc.)
                                                     S&P's 500 Composite Stock Index.
                   ------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth of capital.        GE Asset Management Incorporated
                                                                                               (subadvised by Palisade Capital
                                                                                               Management, L.L.C.)
                   ------------------------------------------------------------------------------------------------------------
                   Total Return Fund/2/              Seeks the highest total return            GE Asset Management Incorporated
                                                     composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   ------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.        GE Asset Management Incorporated
                   ------------------------------------------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth of capital and     GE Asset Management Incorporated
                                                     future income.
                   ------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,           Janus Capital Management LLC
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   ------------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks Janus Capital Management LLC long-term growth of capital.
                   ------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while       JPMorgan Investment Advisors Inc
TRUST              Balanced Portfolio 1              preserving capital.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by         JPMorgan Investment Advisors Inc
                   Bond Portfolio 1                  investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide long-term capital        JPMorgan Investment Advisors Inc
                   Diversified Equity Portfolio 1    growth.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,              JPMorgan Investment Advisors Inc
                   Diversified Mid Cap Growth        secondarily, current income by
                   Portfolio 1                       investing primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that             JPMorgan Investment Advisors Inc
                   Index Portfolio 1                 correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks a high level of current income      JPMorgan Investment Advisors Inc
                   Government Bond Portfolio 1       with liquidity and safety of principal.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide long-term capital        JPMorgan Investment Advisors Inc
                   Intrepid Growth Portfolio 1       growth.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks long-term capital growth by         JPMorgan Investment Advisors Inc
                   Intrepid Mid Cap Portfolio 1      investing primarily in equity securities
                                                     of companies with intermediate
                                                     capitalizations.
                   ------------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable All   Seeks capital appreciation through
VARIABLE PORTFOLIOS I, Cap Portfolio -- Class II          investment in securities which the
INC.                                                      managers believe have above-average
                                                          capital appreciation potential.
                       -----------------------------------------------------------------------------
                       Legg Mason Partners Variable       Seeks to obtain above-average income
                       Total Return Portfolio -- Class II (compared to a portfolio entirely invested in equity securities). The
                                                          portfolio's secondary objective is to
                                                          take advantage of opportunities to
                                                          achieve growth of capital and income.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable       Seeks capital appreciation.
VARIABLE PORTFOLIOS II Aggressive Growth
                       Fund -- Class II
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock      Seeks long-term growth of capital and
INSURANCE TRUST        Series -- Service Class Shares     future income rather than current
                                                          income.
                       -----------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --   Seeks long-term growth of capital and
                       Service Class Shares               secondarily reasonable current income.
                       -----------------------------------------------------------------------------
                       MFS(R) Strategic Income Series --  Seeks high current income. Significant
                       Service Class Shares               capital appreciation is a secondary
                                                          objective.
                       -----------------------------------------------------------------------------
                       MFS(R) Total Return                Seeks above-average income.
                       Series -- Service Class Shares     Reasonable opportunity for growth of
                                                          capital and income is a secondary
                                                          objective.
                       -----------------------------------------------------------------------------
                       MFS(R) Utilities Series -- Service Seeks capital growth and current
                       Class Shares                       income.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Balanced Fund/         Seeks a high total investment return,
ACCOUNT FUNDS          VA -- Service Shares               which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       -----------------------------------------------------------------------------
                       Oppenheimer Capital                Seeks capital appreciation by investing
                       Appreciation Fund/VA -- Service    in securities of well-known established
                       Shares                             companies.
                       -----------------------------------------------------------------------------
                       Oppenheimer Global Securities      Seeks long-term capital appreciation
                       Fund/VA -- Service Shares          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       -----------------------------------------------------------------------------
                       Oppenheimer Main Street Fund/      Seeks high total return (which includes
                       VA -- Service Shares               growth in the value of its shares as
                                                          well as current income) from equity
                                                          and debt securities.
                       -----------------------------------------------------------------------------
                       Oppenheimer Main Street Small      Seeks capital appreciation.
                       Cap Fund/VA -- Service Shares
                       -----------------------------------------------------------------------------
                       Oppenheimer MidCap                 Seeks capital appreciation by investing
                       Fund/VA -- Service Shares          in "growth type" companies.
                       -----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       -----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks capital appreciation through        Legg Mason Partners Fund Advisor,
investment in securities which the        LLC (subadvised by CAM North
managers believe have above-average       America, LLC)
capital appreciation potential.
---------------------------------------------------------------------------
Seeks to obtain above-average income      Legg Mason Partners Fund Advisor,
(compared to a portfolio entirely         LLC (subadvised by CAM North
invested in equity securities). The       America, LLC and Western Asset
portfolio's secondary objective is to     Management Company)
take advantage of opportunities to
achieve growth of capital and income.
---------------------------------------------------------------------------
Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 LLC (subadvised by CAM North
        America, LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Massachusetts Financial Services
future income rather than current         Company
income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Massachusetts Financial Services
secondarily reasonable current income.    Company
---------------------------------------------------------------------------
Seeks high current income. Significant    Massachusetts Financial Services
capital appreciation is a secondary       Company
objective.
---------------------------------------------------------------------------
Seeks above-average income.               Massachusetts Financial Services
Reasonable opportunity for growth of      Company
capital and income is a secondary
objective.
---------------------------------------------------------------------------
Seeks capital growth and current          Massachusetts Financial Services
income.                                   Company
---------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
---------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
---------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
---------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
---------------------------------------------------------------------------


                      Subaccount Investing In                       Investment Objective
                      --------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return, consistent
                      Administrative Class Shares       with preservation of capital and prudent
                                                        investment management. Invests at least
                                                        80% of its assets in a diversified portfolio
                                                        of high yield securities ("junk bonds")
                                                        rated below investment grade but rated at
                                                        least Caa by Moody's or CCC by S&P, or,
                                                        if unrated, determined by PIMCO to be of
                                                        comparable quality, subject to a maximum
                                                        of 5% of total assets in securities rated Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return, consistent
                      Portfolio -- Administrative Class with preservation of capital and prudent
                      Shares                            investment management.
                      --------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return, consistent
                      Administrative Class Shares       with preservation of capital and prudent
                                                        investment management.
                      --------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return, consistent
                      Administrative Class Shares       with preservation of capital and prudent
                                                        investment management.
                      --------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND

                      --------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------------
RYDEX VARIABLE        OTC Fund/1/                       Seeks to provide investment results that
TRUST                                                   correspond to a benchmark for over-the-
                                                        counter securities. The fund's current
                                                        benchmark is the NASDAQ 100 Index(TM).
                                                        The NASDAQ 100 Index(TM) contains the
                                                        100 largest non-financial, non-utilities
                                                        stocks in the NASDAQ composite.
                      --------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income through
INVESTMENT TRUST      Shares                            investments in equity securities, including
                                                        common stocks, preferred stocks and
                                                        securities convertible into common and
                                                        preferred stocks.
                      --------------------------------------------------------------------------------
                      Strategic Growth Portfolio --     Seeks capital appreciation.
                      Class II Shares
                      --------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
            Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks maximum total return, consistent         Pacific Investment
with preservation of capital and prudent       Management Company LLC
investment management. Invests at least
80% of its assets in a diversified portfolio
of high yield securities ("junk bonds")
rated below investment grade but rated at
least Caa by Moody's or CCC by S&P, or,
if unrated, determined by PIMCO to be of
comparable quality, subject to a maximum
of 5% of total assets in securities rated Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be of
comparable quality.
--------------------------------------------------------------------------
Seeks maximum total return, consistent         Pacific Investment
with preservation of capital and prudent       Management Company LLC
investment management.
--------------------------------------------------------------------------
Seeks maximum total return, consistent         Pacific Investment
with preservation of capital and prudent       Management Company LLC
investment management.
--------------------------------------------------------------------------
Seeks maximum total return, consistent         Pacific Investment
with preservation of capital and prudent       Management Company LLC
investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
                          (subadvised by Jennison
                                               Associates LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
              (subadvised by Jennison
                                               Associates LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
              (subadvised by Jennison
                                               Associates LLC)
--------------------------------------------------------------------------
Seeks to provide investment results that       Rydex Investments
correspond to a benchmark for over-the-
counter securities. The fund's current
benchmark is the NASDAQ 100 Index(TM).
The NASDAQ 100 Index(TM) contains the
100 largest non-financial, non-utilities
stocks in the NASDAQ composite.
--------------------------------------------------------------------------
Seeks capital growth and income through        Van Kampen Asset
investments in equity securities, including    Management
common stocks, preferred stocks and
securities convertible into common and
preferred stocks.
--------------------------------------------------------------------------
Seeks capital appreciation.                    Van Kampen Asset
              Management
--------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     Portfolios --                  reduced risk over the long term by
FUND                   Service Class 2                allocating its assets among stocks,
                                                      bonds, and short-term instruments.





                       --------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST        Fund
                       --------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                 Seeks high total return consistent with
TRUST II                                              moderate risk of capital and
                                                      maintenance of liquidity.
                       --------------------------------------------------------------------------
                       International Equity Portfolio Seeks to provide high total return from a portfolio of equity securities of
                                                      foreign companies.
                       --------------------------------------------------------------------------
                       Mid Cap Value Portfolio        Seeks growth from capital appreciation.


                       --------------------------------------------------------------------------
                       Small Company Portfolio        Seeks to provide high total return from
                                                      a portfolio of small company stocks.

                       --------------------------------------------------------------------------
                       U.S. Large Cap Core Equity     Seeks to provide high total return from
                       Portfolio                      a portfolio of selected equity securities.

                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- Seeks capital appreciation.
INSURANCE TRUST        Service Class Shares
                       --------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long term by         Company (subadvised by Fidelity
allocating its assets among stocks,        Management & Research (U.K.)
bonds, and short-term instruments.         Inc., Fidelity Management &
                                           Research (Far East) Inc., Fidelity
                                           Investments Japan Limited,
                                           Fidelity Investments Money
                                           Management Inc. and FMR Co.,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset
 Management, L.P.
-----------------------------------------------------------------------------
Seeks high total return consistent with    J.P. Morgan Investment
moderate risk of capital and               Management, Inc., a subsidiary of
maintenance of liquidity.                  J.P. Morgan Chase & Co.
-----------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of equity securities of        Management, Inc., a subsidiary of
foreign companies.                         J.P. Morgan Chase & Co.
-----------------------------------------------------------------------------
Seeks growth from capital appreciation.    J.P. Morgan Investment
                                           Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-----------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of small company stocks.       Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-----------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-----------------------------------------------------------------------------
Seeks capital appreciation.                Massachusetts Financial Services
 Company
-----------------------------------------------------------------------------



Not all of these Portfolios may be available in all markets.


We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.


Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.


We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the
Separate Account during 2006 ranged from     % to     %. The Portfolios that
pay a service fee to us are:

   Columbia Funds Variable Insurance Trust I:
       Columbia Marsico Growth Fund, Variable Series -- Class A
       Columbia Marsico International Opportunities Fund, Variable Series -- Class B

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares

   The Prudential Series Fund:

       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from
    % to     %. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital

Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc., Legg Mason Partners Variable Portfolios II, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund
prospectuses. These payments range up to   % of Separate Account assets
invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.


We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchased one of the Guaranteed Minimum Withdrawal Benefit Rider for Life Options or one of the Payment Protection Rider Options.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider for Life Options or one of the Payment Protection Rider Options may also elect to participate in the Asset

    Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

Periodic Updates of Asset Allocation Models and Notices of
 Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your

Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model


For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of you Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccount or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of June 15, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of            Growth of capital    Growth of capital.
current income with  income. Target       capital with a low   but without the      Target allocation
preservation of      allocation mix is    to moderate level    price swings of an   mix is 100%
capital. Target      40% equities and     of current income.   all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                            Portfolios                                   Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Franklin Templeton Variable Insurance Products Trust --
                           Mutual Shares Securities Fund -- Class 2 Shares                                  2%      3%      4%
                           ------------------------------------------------------------------------------------------------------
                           Van Kampen Life Investment Trust --
                           Comstock Portfolio -- Class II Shares                                            0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend            The Prudential Series Fund --
                           Jennison 20/20 Focus Portfolio -- Class II                                       1%      6%      9%
                           ------------------------------------------------------------------------------------------------------
                           Oppenheimer Variable Account Funds --
                           Oppenheimer Main Street Fund/VA -- Service Shares                                1%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Janus Aspen Series -- Forty Portfolio -- Service Shares                          2%      3%      5%
                           ------------------------------------------------------------------------------------------------------
                           Fidelity(R) Variable Insurance Products Fund --
                           VIP Contrafund(R) Portfolio -- Service Class 2                                   0%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
International Value        AllianceBernstein Variable Products Series Fund, Inc. --
                           AllianceBernstein International Value Portfolio -- Class B                       6%      9%     14%
---------------------------------------------------------------------------------------------------------------------------------
International Growth       Columbia Funds Variable Insurance Trust I --
                           Columbia Marsico International Opportunities Fund, Variable Series -- Class B    3%      5%      7%
                           ------------------------------------------------------------------------------------------------------
                           AIM Variable Insurance Funds --
                           AIM V.I. International Growth Fund -- Series II shares                           3%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate   GE Investments Funds, Inc. --
                           Real Estate Securities Fund                                                      2%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds           PIMCO Variable Insurance Trust --
                           High Yield Portfolio -- Administrative Class Shares                              0%      6%      4%
                           ------------------------------------------------------------------------------------------------------
Long Term Government Bonds PIMCO Variable Insurance Trust --
                           Long-Term U.S. Government Portfolio -- Administrative Class Shares               0%      6%      4%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds    PIMCO Variable Insurance Trust --
                           Total Return Portfolio -- Administrative Class Shares                           40%     30%     20%
                           ------------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc. -- Income Fund                                       20%     15%     10%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income  Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                      10%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents           GE Investments Funds, Inc. -- Money Market Fund                                 10%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model D Model E
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                                  6%      7%
---------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            2%      3%
---------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                      12%     15%
---------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Fund/VA -- Service Shares                               12%     15%
---------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          6%      8%
---------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   6%      7%
---------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      18%     23%
---------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    9%     11%
---------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           9%     11%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. --
Real Estate Securities Fund                                                      0%      0%
---------------------------------------------------------------------------------------------

  80%    100%
---------------


---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
High Yield Portfolio -- Administrative Class Shares                              1%      0%
---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      0%
---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                           10%      0%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Income Fund                                        5%      0%
---------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       0%      0%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Money Market Fund                                  0%      0%
---------------------------------------------------------------------------------------------

  20%      0%
---------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                                 Portfolios                                    Model A Model B
-------------------------------------------------------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities
                              Fund -- Class 2 Shares                                                              0%      3%
                              -------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios, Inc. --
                              VP Value Fund -- Class I                                                            0%      1%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend               Oppenheimer Variable Account Funds --
                              Oppenheimer Main Street Fund/VA -- Service Shares                                   3%      6%
                              -------------------------------------------------------------------------------------------------
                              Franklin Templeton Variable Insurance Products Trust --
                              Franklin Large Cap Growth Securities Fund -- Class 2 Shares                         1%      6%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Oppenheimer Variable Account Funds --
                              Oppenheimer Capital Appreciation Fund/VA -- Service Shares                          2%      3%
                              -------------------------------------------------------------------------------------------------
                              Fidelity(R) Variable Insurance Products Fund --
                              VIP Contrafund(R) Portfolio -- Service Class 2                                      2%      3%
-------------------------------------------------------------------------------------------------------------------------------
International Value           Franklin Templeton Variable Insurance Products Trust --
                              Templeton Foreign Securities Fund -- Class 2 Shares                                 6%      9%
-------------------------------------------------------------------------------------------------------------------------------
International Growth          American Century Variable Portfolios, Inc. --
                              VP International Fund -- Class I                                                    6%      9%
-------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                             20%     40%
-------------------------------------------------------------------------------------------------------------------------------

Fixed Income
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds              PIMCO Variable Insurance Trust --
                              High Yield Portfolio -- Administrative Class Shares                                 7%      6%
                              -------------------------------------------------------------------------------------------------
Intermediate Term Bonds       JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Core Bond Portfolio 1                                     30%     22%
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bonds JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Government Bond Portfolio 1                               30%     23%
                              -------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios II, Inc. --
                              VP Inflation Protection Fund -- Class II                                            0%      1%
-------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income     Eaton Vance Variable Trust --
                              VT Floating-Rate Income Fund                                                        3%      0%
-------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents              Dreyfus Variable Investment Fund --
                              Money Market Portfolio                                                             10%      8%
-------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                         80%     60%
-------------------------------------------------------------------------------------------------------------------------------

                                   Portfolios                                    Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities
Fund -- Class 2 Shares                                                              4%      6%      7%
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP Value Fund -- Class I                                                            2%      2%      3%
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Fund/VA -- Service Shares                                   9%     12%     15%
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Franklin Large Cap Growth Securities Fund -- Class 2 Shares                         9%     12%     15%
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Capital Appreciation Fund/VA -- Service Shares                          5%      6%      8%
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                      4%      6%      7%
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                                14%     18%     23%
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                                   13%     18%     22%
--------------------------------------------------------------------------------------------------------

  60%     80%    100%
-----------------------


--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
High Yield Portfolio -- Administrative Class Shares                                 4%      4%      0%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio 1                                     15%      7%      0%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio 1                               15%      8%      0%
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc. --
VP Inflation Protection Fund -- Class II                                            6%      1%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust --
VT Floating-Rate Income Fund                                                        0%      0%      0%
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund --
Money Market Portfolio                                                              0%      0%      0%
--------------------------------------------------------------------------------------------------------

  40%     20%      0%
-----------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.


Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007 or Payment Optimizer Plus.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction
Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:


   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------


The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:


                  Surrender Charge
   Number of     as a Percentage of
   Completed      the Surrendered
 Years Since We          or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------



Exceptions to the Surrender Charge


We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the

Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options


Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. We assess a charge for Lifetime Income Plus equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.


Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.


Payment Optimizer Plus may not be available in all markets. We reserve the right to discontinue offering Payment Optimizer Plus at any time and for any reason.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for
Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and
Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the optional payment plan if you elected the rider at the time of application and you elect to take income payments under the rider.


Assignment


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if

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you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.


If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation
Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation Of
Purchase
Payments


We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income
Payments -- Payment Protection Rider Options" provisions in the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

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Enhanced Payment
Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.


  . Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base.


  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.


In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base or benefit base.


Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or

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decrease from Valuation Period to Valuation Period. See the Statement of
Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among
the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

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In addition, we may not honor transfers made by third parties. See the
"Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.


Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

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Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on
Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by
Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on
Frequent
Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight

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delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day

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we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund, the Dreyfus Variable Investment Fund --Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.


Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


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




Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program


Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:


  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and


  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.


You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and


  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for

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



purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and
Partial
Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.


We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).


Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision in this prospectus.


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




Systematic
Withdrawal
Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus.


If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.


For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.


Guaranteed
Minimum
Withdrawal
Benefit for Life
Rider Options

We currently offer Lifetime Income Plus 2007 under this prospectus. Lifetime Income Plus, however, is no longer available for contracts issued on or after May 1, 2007. These Guaranteed Minimum Withdrawal Benefit for Life Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These rider options are discussed in separate sections below.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.



Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased by
(a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Rider Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

The Withdrawal Factor will be (a) minus (b), where:

   (a) is the Withdrawal Factor; and

   (b) is the Withdrawal Factor multiplied by 50%.



The Rider Death Benefit will be (a) minus (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restore will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations;

   (d) income payments begin via annuitization; and

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.



Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by
(a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of

Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide higher income amounts and/or tax treatment than the payments received under this rider.



Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.



This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;



   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.



                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;



   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.



                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;



   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.



                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions.


If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.


We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

The Withdrawal Factor will be (a) minus (b), where:

   (a) is the Withdrawal Factor; and

   (b) is the Withdrawal Factor multiplied by 50%.

The Rider Death Benefit will be (a) minus (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      Restore Provision                                                Reset Provision
-------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life You may reset on a contract anniversary periodically after your
of this rider.                                                 Benefit Date.
-------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment      You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the    Strategy available as of the date of the reset.
reduction in benefits.
-------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge  Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the   rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                         daily basis.
-------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current         Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                 Value as of the date you reset your benefit.
-------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                         Withdrawal Factor.
-------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value   The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.            and total purchase payments less Gross Withdrawals.
-------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by
(a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.


When the Rider is Effective

Lifetime Income Plus must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.



The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples


The following examples show how Lifetime Income plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.


This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500          1,963        100,000      17,500
80         1,963         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,671        100,000      45,000
75        34,671         5,500         28,477        100,000      39,500
76        28,477         5,500         22,408        100,000      34,000
77        22,408         5,500         16,459        100,000      28,500
78        16,459         5,500         10,630        100,000      23,000
79        10,630         5,500          4,918        100,000      17,500
80         4,918         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000     7,000      102,080        5,555        94,000      86,000
67   102,080     7,000      103,246        5,614        95,080      79,000
68   103,246     7,000      104,506        5,679        96,246      72,000
69   104,506     7,000      105,867        5,748        97,506      65,000
70   105,867     7,000      107,336        5,823        98,867      58,000
71   107,336     7,000      108,923        5,903       100,336      51,000
72   108,923     7,000      110,637        5,991       101,923      44,000
73   110,637     7,000      112,488        6,085       103,637      37,000
74   112,488     7,000      114,487        6,187       105,488      30,000
75   114,487     7,000      116,645        6,297       107,487      23,000
76   116,645     7,000      118,977        6,416       109,645      16,000
77   118,977     7,000      121,495        6,544       111,977       9,000
78   121,495     7,000      124,215        6,682       114,495       2,000
79   124,215     7,000      127,152        6,832       117,215           0
80   127,152     7,000      130,324        6,993       120,152           0
81   130,324     7,000      133,750        7,168       123,324           0
82   133,750     7,000      137,450        7,356       126,750           0
83   137,450     7,000      141,446        7,560       130,450           0
84   141,446     7,000      145,762        7,780       134,446           0
85   145,762     7,000      150,423        8,017       138,762           0
86   150,423     7,000      155,457        8,273       143,423           0
87   155,457     7,000      160,893        8,550       148,457           0
88   160,893     7,000      166,765        8,849       153,893           0
89   166,765     7,000      173,106        9,172       159,765           0
----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
----------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life
Riders

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;


       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described

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below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.


Basic Death Benefit


The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.


Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.


Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option


The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:


  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

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   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.


Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.


The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.


Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.


You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option when Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government

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jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan
       (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

Distribution Rules


When Death Occurs Before Income Payments Begin


If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected. If payment choice (3) is elected, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.


When Death Occurs After Income Payments Begin


After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS


The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the Payment Protection Plan(s) pursuant to the election of Principal Protection Advantage under the terms of that rider. See the "Principal Protection Advantage" provision of this section.) An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments up to the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.


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We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

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  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following optional payment plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.



   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus or Lifetime Income Plus 2007 has been elected and an Annuitant is at least age 90, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed

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income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After The Annuity Commencement Date


If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.


We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options


We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor,


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and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.


This rider may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.


Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;


       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

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




       Janus Aspen Series -- Balanced Portfolio --  Service Shares;


       Legg Mason Partners Variable Portfolios I, Inc. --Legg Mason Partners Variable Total Return Portfolio -- Class II;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.


If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.


If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by (a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

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




   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.


Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.


We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.


You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.

Once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of
(a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
   1     $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2       7,879     657       750       1,121      2,463      750     7.0%
   3       8,106     676       750         894      3,357      750     7.0%
   4       8,340     695       750         660      4,017      750     7.0%
   5       8,581     715       750         419      4,436      750     7.0%
   6       8,828     736       750         172      4,608      750     7.0%
   7       9,083     757       750         (83)     4,525      750     7.0%
   8       9,345     779       750        (345)     4,181      750     7.0%
   9       9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  An owner may name only his or her spouse as a Joint Owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Owner or Joint Annuitant only.

Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;


   (5) the benefit base is reset on each contract anniversary;


   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.


                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583      $ 40     $100,000
   2     6,266   522       583      583       101       93,000
   3     6,025   502       583      583       183       86,000
   4     5,794   483       583      583       283       79,000
   5     5,571   464       583      583       402       72,000
---------------------------------------------------------------


The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,278      89,440
   4     6,026   502       607      607      3,532      82,160
   5     5,794   483       607      607      5,019      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.


Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;


       Legg Mason Partners Variable Portfolios I, Inc. --Legg Mason Partners Variable Total Return Portfolio -- Class II;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.


If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.


If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.


Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:


  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.


You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        Guaranteed Change in  Adjustment               Net
         Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity Income  Income   Floor     Account    Balance     Income   Investment
  Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example


The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:


   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage


Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.


For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transaction (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, or if you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, it is possible that you will pay tax to the extent the remaining amount available under benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

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Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an optional payment plan.

  . If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the

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obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits

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must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs

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    and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to

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avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as

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a broker-dealer with the Securities and Exchange Commission under the
Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

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During 2006, 2005 and 2004, $  million, $5.3 million and $5.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although neither the Company nor Capital Brokerage Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Separate Account, or Capital Brokerage Corporation.

Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/06 $10,000  $10,000     $10,000
3/31/14           20,000      20,000
3/31/15           14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  150,000
  7        82       125,000  135,000
  8        83       145,000  145,000
------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                      Assuming No Rider Option is Elected

                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/             $13.74            $14.32          1,466     2005
                                                                     12.47             13.74          1,214     2004
                                                                     10.00             12.47            271     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      14.10             14.65         63,179     2005
                                                                     12.91             14.10         47,248     2004
                                                                     10.00             12.91          2,061     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               8.92              9.57         25,009     2005
                                                                      8.49              8.92         25,078     2004
                                                                     10.00              8.49         15,406     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               10.00             11.49          1,941     2005
   (formerly, AIM V.I. Real Estate Fund)
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.63             12.33         18,494     2005
                                                                     10.00             10.63          9,724     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                  8.00              8.33         68,539     2005
                                                                      7.68              8.00         74,822     2004
                                                                     10.00              7.68         76,578     2003
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.65             13.95         11,566     2005
                                                                     13.18             13.65         10,518     2004
                                                                     10.00             13.18          3,106     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.16             10.47        270,520     2005
                                                                      9.27             10.16        228,096     2004
                                                                     10.00              9.27        163,858     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.10         34,890     2005
                                                                     10.00             10.54              0     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             7.83              8.86        108,171     2005
                                                                      7.33              7.83         63,772     2004
                                                                     10.00              7.33         43,827     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 13.97             14.41          3,345     2005
                                                                     12.55             13.97              0     2004
                                                                     10.00             12.55              0     2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   13.53             15.10             84     2005
                                                                     11.94             13.53            310     2004
                                                                     10.00             11.94              0     2003
--------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of period  Year
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $12.93            $13.02          8,368     2005
                                                                                11.86             12.93            989     2004
                                                                                10.00             11.86              0     2003
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                      14.23             14.73         10,661     2005
                                                                                12.63             14.23          2,261     2004
                                                                                10.00             12.63            275     2003
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      10.00              9.96          5,721     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
 (formerly, FAM Variable Series Funds, Inc.)
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           10.88             11.00         13,646     2005
   (formerly, Mercury Basic Value V.I. Fund)                                    10.00             10.88          3,477     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     10.00             11.07          3,807     2005
   (formerly, Mercury Global Allocation V.I. Fund)
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      10.86             11.83            640     2005
   (formerly, Mercury Large Cap Growth V.I. Fund)                               10.00             10.86              0     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   11.22             12.17         20,722     2005
   (formerly, Mercury Value Opportunities V.I. Fund)                            10.00             11.22          5,137     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      13.77             14.58        136,035     2005
   (formerly, Nations Marsico Growth Portfolio)                                 12.36             13.77         69,362     2004
                                                                                10.00             12.36         24,394     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         15.39             18.12        151,413     2005
    Class B (formerly, Nations Marsico International Opportunities              13.39             15.39         99,486     2004
   Portfolio)                                                                   10.00             13.39         39,886     2003
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                    14.28             15.36          2,063     2005
   Initial Shares                                                               12.66             14.28          1,138     2004
                                                                                10.00             12.66          1,108     2003
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     9.81              9.93         14,505     2005
                                                                                 9.90              9.81         16,920     2004
                                                                                10.00              9.90            474     2003
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                          7.85              8.02         12,560     2005
   Initial Shares                                                                7.50              7.85         12,167     2004
                                                                                10.00              7.50         12,095     2003
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares (formerly, SVS            13.95             14.78         10,236     2005
   Dreman High Return Equity Portfolio)                                         12.46             13.95          4,196     2004
                                                                                10.00             12.46          4,403     2003
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                          16.61             17.97          4,010     2005
   (formerly, DWS Dreman Small Cap Value VIP)                                   13.43             16.61            522     2004
                                                                                10.00             13.43            522     2003
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                          14.99             15.26            890     2005
   (formerly, Scudder Technology Growth Portfolio)                              14.99             14.99            540     2004
                                                                                10.00             14.99            349     2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.25             10.50        215,583     2005
                                                                                10.12             10.25        167,089     2004
                                                                                10.00             10.12         52,650     2003
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             13.95             14.72         26,115     2005
                                                                                13.33             13.95         15,863     2004
                                                                                10.00             13.33          3,671     2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of period  Year
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                   $10.63            $10.85          1,345     2005
                                                                        10.00             10.63              0     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.48             12.58        259,542     2005
                                                                        11.50             12.48         88,146     2004
                                                                        10.00             11.50         60,380     2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          15.02             16.41         47,847     2005
                                                                        13.31             15.02         32,321     2004
                                                                        10.00             13.31          6,995     2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.36             10.60         28,957     2005
                                                                        10.00             10.36          1,130     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.06             13.86        729,211     2005
                                                                        10.62             12.06        203,828     2004
                                                                        10.00             10.62         72,701     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.82             14.06          8,993     2005
                                                                        11.84             11.82            385     2004
                                                                        10.00             11.84              0     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.60             11.03        297,600     2005
                                                                         9.67             10.60        254,864     2004
                                                                        10.00              9.67        157,498     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                8.10              8.43        114,966     2005
                                                                         7.97              8.10         99,376     2004
                                                                        10.00              7.97         55,200     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.83             10.41        146,189     2005
                                                                         9.46              9.83        119,324     2004
                                                                        10.00              9.46         64,991     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              15.15             17.62        406,238     2005
                                                                        12.33             15.15        170,648     2004
                                                                        10.00             12.33         74,762     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.27             11.38         19,486     2005
                                                                        10.00             11.27         10,444     2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.41        108,060     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           13.11             13.05          7,699     2005
                                                                        12.32             13.11          2,087     2004
                                                                        10.00             12.32            971     2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       13.41             14.61          8,547     2005
                                                                        12.08             13.41          2,931     2004
                                                                        10.00             12.08          2,707     2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   14.57             15.82         10,579     2005
                                                                        12.47             14.57          4,809     2004
                                                                        10.00             12.47            921     2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              14.97             15.28         10,423     2005
                                                                        13.13             14.97          1,003     2004
                                                                        10.00             13.13            740     2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           11.08             11.14         97,546     2005
                                                                        10.87             11.08         94,779     2004
                                                                        10.00             10.87         33,377     2003
-----------------------------------------------------------------------------------------------------------------------

                                                       Accumulation      Accumulation   Accumulation
                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                         Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------
  Mid Cap Equity Fund                                     $12.15            $13.38         188,601    2005
                                                           10.62             12.15         169,993    2004
                                                           10.00             10.62         147,857    2003
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                         1.00              1.01       2,742,575    2005
                                                            1.00              1.00       2,102,116    2004
                                                           10.00              1.00         779,343    2003
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                9.72              9.70          67,226    2005
                                                            9.21              9.72          63,264    2004
                                                           10.00              9.21          48,329    2003
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                              16.30             17.95          63,303    2005
                                                           12.49             16.30          37,444    2004
                                                           10.00             12.49          15,802    2003
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     9.65              9.94       2,096,714    2005
                                                            8.87              9.65       1,547,487    2004
                                                           10.00              8.87         786,490    2003
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                    12.66             13.66         232,988    2005
   (formerly, Small-Cap Value Equity Fund)                 11.15             12.66         224,023    2004
                                                           10.00             11.15         208,180    2003
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.19             12.46         974,704    2005
                                                           11.44             12.19         390,819    2004
                                                           10.00             11.44          11,203    2003
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                          9.52              9.62          85,844    2005
                                                            8.93              9.52          82,155    2004
                                                           10.00              8.93          75,469    2003
----------------------------------------------------------------------------------------------------------
  Value Equity Fund                                         9.83             10.08          59,238    2005
                                                            9.10              9.83          54,719    2004
                                                           10.00              9.10          44,515    2003
----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         10.00             11.39          11,051    2005
----------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     10.69             11.34         168,754    2005
                                                           10.02             10.69         168,581    2004
                                                           10.00             10.02         140,349    2003
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         9.79             10.86          48,344    2005
                                                            8.42              9.79          42,595    2004
                                                           10.00              8.42          19,713    2003
----------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          9.71             12.62          32,617    2005
                                                            8.30              9.71          34,633    2004
                                                           10.00              8.30          19,669    2003
----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.71             10.85          25,292    2005
                                                           10.42             10.71          12,165    2004
                                                           10.00             10.42           7,394    2003
----------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           15.03             16.40           1,079    2005
                                                           12.89             15.03               0    2004
                                                           10.00             12.89               0    2003
----------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                  15.49             16.67          29,101    2005
                                                           12.98             15.49          14,229    2004
                                                           10.00             12.98           9,374    2003
----------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                  16.14             16.45           5,472    2005
                                                           12.88             16.14           2,862    2004
                                                           10.00             12.88           1,125    2003
----------------------------------------------------------------------------------------------------------

                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of period  Year
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                        $13.38            $13.36          1,826     2005
                                                                               12.40             13.38          1,739     2004
                                                                               10.00             12.40          1,637     2003
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                   13.77             14.08         10,755     2005
   (formerly, Salomon Brothers Variable All Cap Fund)                          12.93             13.77          7,007     2004
                                                                               10.00             12.93          1,469     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II              10.00             10.56              0     2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.48             14.57         11,170     2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.57             13.48          7,997     2004
                                                                               10.00             12.57              0     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  8.03              8.25        135,434     2005
                                                                                7.47              8.03        108,120     2004
                                                                               10.00              7.47         72,388     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         9.19              9.70        171,299     2005
                                                                                8.39              9.19         74,830     2004
                                                                               10.00              8.39         29,812     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           8.98              9.29         44,535     2005
                                                                                8.58              8.98         44,943     2004
                                                                               10.00              8.58         20,670     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                       11.82             11.84         14,708     2005
                                                                               11.16             11.82          5,593     2004
                                                                               10.00             11.16          1,406     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           12.54             12.68         33,576     2005
                                                                               11.46             12.54         13,950     2004
                                                                               10.00             11.46         12,124     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              10.27             11.80         74,715     2005
                                                                                8.03             10.27         57,043     2004
                                                                               10.00              8.03         52,527     2003
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.95             11.19         37,861     2005
                                                                               10.00             10.95          9,611     2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   13.41             13.86        111,510     2005
                                                                               12.77             13.41         71,661     2004
                                                                               10.00             12.77          8,853     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      11.87             13.34        187,234     2005
                                                                               10.13             11.87        104,803     2004
                                                                               10.00             10.13         48,433     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             9.85             10.27        282,120     2005
                                                                                9.16              9.85        231,025     2004
                                                                               10.00              9.16        166,822     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  15.74             17.02        121,746     2005
                                                                               13.40             15.74         64,389     2004
                                                                               10.00             13.40         26,082     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 14.13             15.59          6,129     2005
   (formerly, Oppenheimer Aggressive Growth Fund/VA --                         12.00             14.13          3,632     2004
   Service Shares)                                                             10.00             12.00          2,535     2003
------------------------------------------------------------------------------------------------------------------------------

                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.41         54,761     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.78             13.11        156,318     2005
                                                                             11.84             12.78        115,339     2004
                                                                             10.00             11.84         72,936     2003
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.42             13.86        268,658     2005
                                                                             12.66             13.42        239,725     2004
                                                                             10.00             12.66        170,726     2003
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.99         23,350     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.15             12.27        970,415     2005
                                                                             11.76             12.15        790,383     2004
                                                                             10.00             11.76        389,745     2003
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             13.05             14.66              0     2005
                                                                             12.13             13.05              0     2004
                                                                             10.00             12.13              0     2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 14.03             16.76            691     2005
                                                                             12.34             14.03              0     2004
                                                                             10.00             12.34              0     2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.86         16,162     2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                    7.99              7.97         25,468     2005
                                                                              7.42              7.99         22,472     2004
                                                                             10.00              7.42         19,786     2003
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      12.00             12.32        128,429     2005
                                                                             10.37             12.00         50,022     2004
                                                                             10.00             10.37         15,943     2003
----------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.00              9.55          5,051     2005
   (formerly, Emerging Growth Portfolio)                                      8.56              9.00          4,758     2004
                                                                             10.00              8.56          2,320     2003
----------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

              Assuming Enhanced Payment Benefit Option is Elected

                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/             $13.70            $14.25          5,050     2005
                                                                     12.45             13.70          5,177     2004
                                                                     10.00             12.45          3,492     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      14.06             14.59         69,455     2005
                                                                     12.89             14.06         62,802     2004
                                                                     10.00             12.89         19,517     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               9.89             10.59         16,101     2005
                                                                      9.43              9.89         16,724     2004
                                                                     10.00              9.43         12,730     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               10.00             11.48          1,448     2005
   (formerly, AIM V.I. Real Estate Fund)
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.63             12.31         19,585     2005
                                                                     10.00             10.63              0     2004
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                  8.98              9.33         26,399     2005
                                                                      8.63              8.98         29,888     2004
                                                                     10.00              8.63         29,648     2003
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.62             13.89         10,326     2005
                                                                     13.17             13.62          9,531     2004
                                                                     10.00             13.17          8,384     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.76             11.08        284,268     2005
                                                                      9.84             10.76        261,035     2004
                                                                     10.00              9.84        169,732     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.08         22,694     2005
                                                                     10.00             10.54          3,222     2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio  -- Class B            9.23             10.43         90,714     2005
                                                                      8.66              9.23         86,258     2004
                                                                     10.00              8.66         66,220     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 13.92             14.33         17,840     2005
                                                                     12.52             13.92         11,847     2004
                                                                     10.00             12.52          8,523     2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   13.48             15.02         11,433     2005
                                                                     11.92             13.48          8,770     2004
                                                                     10.00             11.92          2,047     2003
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.89             12.96         45,479     2005
                                                                     11.83             12.89         29,179     2004
                                                                     10.00             11.83            662     2003
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.18             14.66         97,809     2005
                                                                     12.61             14.18         87,690     2004
                                                                     10.00             12.61         63,811     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           10.00              9.95         15,057     2005
--------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of period  Year
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
 (formerly, FAM Variable Series Funds, Inc.)
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          $10.87            $10.97          6,660     2005
   (formerly, Mercury Basic Value V.I. Fund)                                    10.00             10.87          2,080     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     10.00             11.05          2,538     2005
   (formerly, Mercury Global Allocation V.I. Fund)
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      10.85             11.80          4,175     2005
   (formerly, Mercury Large Cap Growth V.I. Fund)                               10.00             10.85          2,808     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   11.21             12.14          7,452     2005
   (formerly, Mercury Value Opportunities V.I. Fund)                            10.00             11.21          1,463     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      13.74             14.52         43,137     2005
   (formerly, Nations Marsico Growth Portfolio)                                 12.35             13.74         32,534     2004
                                                                                10.00             12.35         17,018     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         15.35             18.05         41,320     2005
    Class B (formerly, Nations Marsico International Opportunities              13.38             15.35         29,327     2004
   Portfolio)                                                                   10.00             13.38          8,270     2003
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                    14.23             15.29          3,849     2005
   Initial Shares                                                               12.63             14.23          3,913     2004
                                                                                10.00             12.63          1,353     2003
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     9.78              9.88         50,673     2005
                                                                                 9.88              9.78         57,513     2004
                                                                                10.00              9.88            550     2003
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                          9.17              9.35         21,848     2005
   Initial Shares                                                                8.77              9.17         18,353     2004
                                                                                10.00              8.77          2,414     2003
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
 (formerly, Scudder Variable Series II)
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                           13.90             14.71         30,460     2005
   (formerly, SVS Dreman High Return Equity Portfolio)                          12.44             13.90         29,297     2004
                                                                                10.00             12.44         17,801     2003
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                          16.55             17.88         25,761     2005
   (formerly, DWS Dreman Small Cap Value VIP)                                   13.40             16.55         20,023     2004
                                                                                10.00             13.40          3,257     2003
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                          14.94             15.18         10,180     2005
   (formerly, Scudder Technology Growth Portfolio)                              14.96             14.94          6,392     2004
                                                                                10.00             14.96          2,760     2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.22             10.44        333,526     2005
                                                                                10.10             10.22        250,029     2004
                                                                                10.00             10.10         28,306     2003
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             13.90             14.64         41,445     2005
                                                                                13.30             13.90         33,095     2004
                                                                                10.00             13.30         13,554     2003
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            10.62             10.82              0     2005
                                                                                10.00             10.62              0     2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of period  Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $12.73            $12.81         86,487     2005
                                                                        11.75             12.73         71,122     2004
                                                                        10.00             11.75         37,414     2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          14.98             16.35         83,653     2005
                                                                        13.30             14.98         65,988     2004
                                                                        10.00             13.30         17,950     2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.35             10.57            497     2005
                                                                        10.00             10.35            519     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.55             14.41        398,677     2005
                                                                        11.08             12.55        266,394     2004
                                                                        10.00             11.08        135,316     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.79             14.00          2,040     2005
                                                                        11.83             11.79             97     2004
                                                                        10.00             11.83              0     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.00             11.43        224,213     2005
                                                                        10.05             11.00        213,582     2004
                                                                        10.00             10.05        102,175     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.01              9.35         93,375     2005
                                                                         8.88              9.01        103,478     2004
                                                                        10.00              8.88         62,076     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.27             10.86        134,916     2005
                                                                         9.89             10.27        120,440     2004
                                                                        10.00              9.89         33,551     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              14.64             17.00        203,574     2005
                                                                        11.94             14.64        146,394     2004
                                                                        10.00             11.94         95,913     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.26             11.35          2,081     2005
                                                                        10.00             11.26          1,000     2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.40         28,591     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           13.06             12.99         19,756     2005
                                                                        12.30             13.06         17,459     2004
                                                                        10.00             12.30          6,139     2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       13.36             14.53         22,235     2005
                                                                        12.05             13.36         22,138     2004
                                                                        10.00             12.05          6,192     2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   14.52             15.74         77,610     2005
                                                                        12.45             14.52         71,929     2004
                                                                        10.00             12.45         43,314     2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              14.92             15.20         12,832     2005
                                                                        13.10             14.92          6,665     2004
                                                                        10.00             13.10            896     2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           11.03             11.08        143,594     2005
                                                                        10.84             11.03        156,106     2004
                                                                        10.00             10.84         84,484     2003
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.98             13.17         89,802     2005
                                                                        10.49             11.98         85,624     2004
                                                                        10.00             10.49         60,649     2003
-----------------------------------------------------------------------------------------------------------------------

                                                       Accumulation      Accumulation   Accumulation
                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                         Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                       $ 0.98            $ 0.99         998,082    2005
                                                            0.99              0.98       1,138,513    2004
                                                           10.00              0.99         689,523    2003
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                               10.15             10.12          56,444    2005
                                                            9.64             10.15          51,834    2004
                                                           10.00              9.64          36,081    2003
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                              16.25             17.88          65,785    2005
                                                           12.48             16.25          46,125    2004
                                                           10.00             12.48          13,021    2003
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    10.34             10.63         692,994    2005
                                                            9.51             10.34         695,382    2004
                                                           10.00              9.51         337,746    2003
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                    11.64             12.54         113,582    2005
   (formerly, Small-Cap Value Equity Fund)                 10.27             11.64         103,448    2004
                                                           10.00             10.27          91,102    2003
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.16             12.41         235,563    2005
                                                           11.42             12.16         202,048    2004
                                                           10.00             11.42          31,429    2003
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                         10.05             10.14          28,946    2005
                                                            9.45             10.05          23,804    2004
                                                           10.00              9.45          20,235    2003
----------------------------------------------------------------------------------------------------------
  Value Equity Fund                                        10.37             10.62          75,513    2005
                                                            9.62             10.37          74,152    2004
                                                           10.00              9.62          57,237    2003
----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         10.00             11.38          11,969    2005
----------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     10.84             11.48         183,799    2005
                                                           10.17             10.84         190,850    2004
                                                           10.00             10.17         167,564    2003
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        11.58             12.82           4,198    2005
                                                            9.97             11.58           4,628    2004
                                                           10.00              9.97           3,856    2003
----------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         11.34             14.72          29,607    2005
                                                            9.71             11.34          33,797    2004
                                                           10.00              9.71          30,783    2003
----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.67             10.79         143,327    2005
                                                           10.40             10.67          99,245    2004
                                                           10.00             10.40          23,893    2003
----------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           14.98             16.32           7,521    2005
                                                           12.86             14.98           4,494    2004
                                                           10.00             12.86             950    2003
----------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                  15.44             16.59         152,287    2005
                                                           12.96             15.44         122,140    2004
                                                           10.00             12.96          52,773    2003
----------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                  16.09             16.37          18,831    2005
                                                           12.86             16.09          15,882    2004
                                                           10.00             12.86           4,609    2003
----------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                     13.33             13.29           9,679    2005
                                                           12.37             13.33           8,192    2004
                                                           10.00             12.37           2,737    2003
----------------------------------------------------------------------------------------------------------

                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of period  Year
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                  $13.74            $14.02         11,983     2005
   (formerly, Salomon Brothers Variable All Cap Fund)                          12.92             13.74          9,185     2004
                                                                               10.00             12.92          1,498     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II              10.00             10.55             --     2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.45             14.51         12,396     2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.56             13.45          4,016     2004
                                                                               10.00             12.56          2,366     2003
------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  9.37              9.61         91,062     2005
                                                                                8.73              9.37         82,552     2004
                                                                               10.00              8.73         51,479     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        10.09             10.62        184,962     2005
                                                                                9.23             10.09        178,250     2004
                                                                               10.00              9.23         86,862     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           9.38              9.69         49,351     2005
                                                                                8.97              9.38         48,727     2004
                                                                               10.00              8.97         45,717     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                       11.78             11.78         29,430     2005
                                                                               11.13             11.78         13,199     2004
                                                                               10.00             11.13          5,724     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           12.50             12.62         78,093     2005
                                                                               11.44             12.50         38,814     2004
                                                                               10.00             11.44          5,547     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              13.61             15.61         51,763     2005
                                                                               10.65             13.61         34,079     2004
                                                                               10.00             10.65          8,480     2003
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.94             11.16         51,345     2005
                                                                               10.00             10.94         10,799     2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   13.37             13.79        218,436     2005
                                                                               12.74             13.37        199,631     2004
                                                                               10.00             12.74         66,420     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      12.32             13.83        154,205     2005
                                                                               10.53             12.32        116,739     2004
                                                                               10.00             10.53         89,718     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            10.46             10.89        343,711     2005
                                                                                9.74             10.46        331,477     2004
                                                                               10.00              9.74        242,188     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  15.69             16.94        116,049     2005
                                                                               13.38             15.69         97,208     2004
                                                                               10.00             13.38         53,612     2003
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 14.09             15.53          9,710     2005
   (formerly, Oppenheimer Aggressive Growth Fund/VA --                         11.99             14.09          8,229     2004
   Service Shares)                                                             10.00             11.99          4,842     2003
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  10.00             10.40          3,762     2005
------------------------------------------------------------------------------------------------------------------------------

                                                            Accumulation      Accumulation   Accumulation
                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                              Beginning of Period End of Period  End of period  Year
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares          $12.66            $12.97        146,080     2005
                                                                11.74             12.66        130,738     2004
                                                                10.00             11.74         76,350     2003
---------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                        12.66             13.05        240,910     2005
   Administrative Class Shares                                  11.96             12.66        200,187     2004
                                                                10.00             11.96        130,619     2003
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         10.00              9.98         18,052     2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         11.41             11.50        558,252     2005
                                                                11.05             11.41        507,955     2004
                                                                10.00             11.05        389,832     2003
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                13.02             14.61          2,683     2005
                                                                12.12             13.02          5,487     2004
                                                                10.00             12.12          4,620     2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                    13.99             16.69          3,107     2005
                                                                12.32             13.99            965     2004
                                                                10.00             12.32              0     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class I                        10.00             14.85          2,289     2005
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust:
---------------------------------------------------------------------------------------------------------------
  OTC Fund                                                       9.44              9.39         49,381     2005
                                                                 8.77              9.44         48,742     2004
                                                                10.00              8.77         26,900     2003
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         11.95             12.25         91,949     2005
                                                                10.35             11.95         61,659     2004
                                                                10.00             10.35         23,679     2003
---------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                  8.97              9.50         10,502     2005
   (formerly, Emerging Growth Portfolio)                         8.54              8.97          9,109     2004
                                                                10.00              8.54          6,477     2003
---------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

         Assuming Annual Step-Up Death Benefit Rider Option is Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.68            $14.22            --     2005
   Fund -- Series I shares/1/                   12.44             13.68            --     2004
                                                 9.98             12.44            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         14.05             14.57           955     2005
   shares                                       12.89             14.05         1,253     2004
                                                10.00             12.89           466     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   8.86              9.48           671     2005
   Fund -- Series I shares                       8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    10.00             11.47            --     2005
   Fund -- Series II shares (formerly,
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.63             12.30            --     2005
   Fund -- Series II shares                     10.00             10.63            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          7.94              8.25         9,657     2005
   I shares/2/                                   7.64              7.94        13,257     2004
                                                 6.21              7.64        25,335     2003
                                                 9.05              6.21        20,837     2002
                                                10.00              9.05         4,725     2001
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.61             13.87            --     2005
   Portfolio -- Class B                         13.16             13.61            --     2004
                                                10.00             13.16            --     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.09             10.38        53,117     2005
   Portfolio -- Class B                          9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.07            --     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              7.77              8.78        30,628     2005
   Portfolio -- Class B                          7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             13.91             14.31            --     2005
                                                12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.46             14.99            --     2005
                                                11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                   $12.87            $12.93            --     2005
                                                11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.17             14.63            --     2005
                                                12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.94            --     2005
----------------------------------------------------------------------------------------------
BlackRock Variable Series Funds,
 Inc. (formerly, FAM Variable Series
 Funds, Inc.)
----------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I.
   Fund -- Class III Shares (formerly,          10.86             10.96            --     2005
   Mercury Basic Value V.I. Fund)               10.00             10.86            --     2004
----------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I.               10.00             11.05            --     2005
   Fund -- Class III Shares (formerly,
   Mercury Global Allocation V.I. Fund)
----------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares (formerly,          10.85             11.78            --     2005
   Mercury Large Cap Growth V.I. Fund)          10.00             10.85            --     2004
----------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares (formerly,
   Mercury Value Opportunities V.I.             11.20             12.13            --     2005
   Fund)                                        10.00             11.20            --     2004
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         13.72             14.50         7,827     2005
   Series -- Class A (formerly, Nations         12.35             13.72         8,786     2004
   Marsico Growth Portfolio)                    10.00             12.35         7,561     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B (formerly, Nations         15.33             18.03         4,767     2005
   Marsico International Opportunities          13.37             15.33         5,263     2004
   Portfolio)                                   10.00             13.37         5,090     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.21             15.26            --     2005
   Portfolios -- MidCap Stock                   12.63             14.21            --     2004
   Portfolio -- Initial Shares                   9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.76              9.85            --     2005
   Fund -- Money Market Portfolio                9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.79              7.94           575     2005
   Growth Fund, Inc. -- Initial Shares           7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.89             14.68            --     2005
   VIP -- Class B Shares (formerly, SVS         12.43             13.89            --     2004
   Dreman High Return Equity Portfolio)          9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 16.53             17.85            --     2005
   VIP -- Class B Shares                        13.39             16.53            --     2004
 (formerly, DWS Dreman Small Cap Value           9.61             13.39            --     2003
   VIP)                                         10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                 $14.92            $15.15            --     2005
   Shares (formerly, Scudder Technology         14.95             14.92            --     2004
   Growth Portfolio)                            10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.61             10.81            --     2005
                                                10.00             10.61            --     2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.39             12.47         4,817     2005
   II -- Service Shares                         11.44             12.39         5,064     2004
                                                 9.55             11.44         7,968     2003
                                                 9.58              9.55         3,837     2002
                                                10.00              9.58            53     2001
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.97             16.32         1,002     2005
   Shares                                       13.30             14.97           903     2004
                                                10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                          10.35             10.56            --     2005
   Portfolio -- Service Class 2                 10.00             10.35            --     2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.97             13.73         6,244     2005
   Class 2                                      10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.78             13.98            --     2005
   Portfolio -- Service Class 2                 11.83             11.78            --     2004
                                                10.00             11.83            --     2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.52             10.92        26,910     2005
   Class 2                                       9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.05              8.35        10,198     2005
                                                 7.93              8.05        11,174     2004
                                                 6.09              7.93        12,463     2003
                                                 8.88              6.09        12,319     2002
                                                10.00              8.88           468     2001
----------------------------------------------------------------------------------------------
 VIP Growth & Income                             9.76             10.31        14,267     2005
   Portfolio -- Service Class 2                  9.41              9.76        14,660     2004
                                                 7.75              9.41        15,727     2003
                                                 9.47              7.75        10,540     2002
                                                10.00              9.47           158     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service              $15.04            $17.46         12,515    2005
   Class 2                                      12.27             15.04         13,468    2004
                                                 9.02             12.27         26,957    2003
                                                10.20              9.02         13,738    2002
                                                10.00             10.20          1,571    2001
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.26             11.34             --    2005
   Portfolio -- Service Class 2                 10.00             11.26             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.39             --    2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           13.05             12.96             --    2005
   Fund -- Class 2 Shares                       12.29             13.05             --    2004
                                                 9.84             12.29             --    2003
                                                10.00              9.84             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.34             14.51          1,819    2005
   2 Shares                                     12.05             13.34          1,819    2004
                                                 9.79             12.05          1,818    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   14.50             15.70             --    2005
   Fund -- Class 2 Shares                       12.44             14.50             --    2004
                                                 9.56             12.44             --    2003
                                                10.00              9.56             --    2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.90             15.17             --    2005
   Fund -- Class 2 Shares                       13.09             14.90             --    2004
                                                10.09             13.09             --    2003
                                                10.00             10.09             --    2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    11.02             11.06          2,818    2005
                                                10.83             11.02          3,343    2004
                                                10.63             10.83          2,648    2003
                                                10.00             10.63             --    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            12.06             13.25         20,514    2005
                                                10.57             12.06         11,511    2004
                                                 8.08             10.57         11,435    2003
                                                 9.53              8.08         17,118    2002
                                                10.00              9.53             --    2001
----------------------------------------------------------------------------------------------
 Money Market Fund                               0.99              1.00         33,949    2005
                                                 1.00              0.99         49,033    2004
                                                 1.01              1.00        123,772    2003
                                                 1.01              1.01        179,540    2002
                                                 1.00              1.01          9,904    2001
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      9.65              9.61          2,674    2005
                                                 9.16              9.65          2,675    2004
                                                 7.23              9.16          2,768    2003
                                                 9.30              7.23          1,795    2002
                                                10.00              9.30             29    2001
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    16.24             17.86          1,389    2005
                                                12.48             16.24          1,406    2004
                                                10.00             12.48          1,901    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           9.58              9.85         47,120    2005
                                                 8.82              9.58         42,619    2004
                                                 6.99              8.82         47,772    2003
                                                 9.16              6.99         34,661    2002
                                                10.00              9.16          2,381    2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,              $12.56            $13.54        21,399     2005
   Small-Cap Value Equity Fund)                 11.09             12.56        13,726     2004
                                                 9.09             11.09        14,785     2003
                                                10.73              9.09         8,759     2002
                                                10.00             10.73         1,266     2001
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.15             12.39        15,026     2005
                                                11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                9.46              9.53        14,866     2005
                                                 8.89              9.46         4,238     2004
                                                 7.33              8.89         4,238     2003
                                                 9.23              7.33         5,075     2002
                                                10.00              9.23            28     2001
----------------------------------------------------------------------------------------------
 Value Equity Fund                               9.76              9.99        16,770     2005
                                                 9.06              9.76         6,342     2004
                                                 7.42              9.06         7,469     2003
                                                 9.16              7.42         8,216     2002
                                                10.00              9.16            --     2001
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.37            --     2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.61             11.24        23,284     2005
                                                 9.96             10.61        26,410     2004
                                                 8.91              9.96        36,951     2003
                                                 9.70              8.91        41,381     2002
                                                10.00              9.70         2,523     2001
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares               9.72             10.76         2,542     2005
                                                 8.38              9.72         1,121     2004
                                                 7.08              8.38         1,277     2003
                                                 8.57              7.08         1,214     2002
                                                10.00              8.57         1,718     2001
----------------------------------------------------------------------------------------------
 International Growth                            9.64             12.50         2,650     2005
   Portfolio -- Service Shares                   8.25              9.64         3,017     2004
                                                 6.24              8.25         2,519     2003
                                                 8.54              6.24           891     2002
                                                10.00              8.54           470     2001
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.66             10.77            --     2005
                                                10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.96             16.29            --     2005
                                                12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.42             16.56         1,695     2005
                                                12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.07             16.34         1,721     2005
                                                12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio          $13.31            $13.27            --     2005
                                                12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Funds Inc)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,             13.73             14.00            --     2005
   Salomon Brothers Variable All Cap            12.92             13.73            --     2004
   Fund)                                        10.00             12.92            --     2003
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total             10.00             10.55            --     2005
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable
   Aggressive Growth Portfolio -- Class         13.43             14.48            --     2005
   II (formerly, Salomon Brothers               12.56             13.43            --     2004
   Variable Aggressive Growth Fund)             10.00             12.56            --     2003
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   7.97              8.17         6,448     2005
   Series -- Service Class Shares                7.44              7.97         6,521     2004
                                                 6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                          9.13              9.61         5,385     2005
   Series -- Service Class Shares                8.35              9.13         5,849     2004
                                                 6.97              8.35         5,421     2003
                                                 8.99              6.97         5,971     2002
                                                10.00              8.99           426     2001
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          8.91              9.21         4,693     2005
   Class Shares                                  8.53              8.91         4,837     2004
                                                 6.50              8.53         4,938     2003
                                                 9.69              6.50         2,072     2002
                                                10.00              9.69            --     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --              11.77             11.76            --     2005
   Service Class Shares                         11.13             11.77            --     2004
                                                10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.48             12.59            --     2005
   Class Shares                                 11.43             12.48            --     2004
                                                10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             10.20             11.69         7,153     2005
   Class Shares                                  7.99             10.20         8,475     2004
                                                 5.99              7.99         7,726     2003
                                                 7.90              5.99         8,996     2002
                                                10.00              7.90            62     2001
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced                           10.93             11.14            --     2005
   Fund/VA -- Service Shares                    10.00             10.93            --     2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.35             13.76           266     2005
   Fund/VA -- Service Shares                    12.73             13.35           109     2004
                                                 9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                 $11.78            $13.21         8,070     2005
   Fund/VA -- Service Shares                    10.08             11.78        14,961     2004
                                                 7.17             10.08         8,202     2003
                                                 9.39              7.17         3,631     2002
                                                10.00              9.39           924     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.78             10.17        25,254     2005
   Fund/VA -- Service Shares                     9.11              9.78        23,156     2004
                                                 7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.67             16.90         4,358     2005
   Fund/VA -- Service Shares                    13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer                14.08             15.50           112     2005
   Aggressive Growth Fund/VA -- Service         11.99             14.08           126     2004
   Shares)                                      10.00             11.99           126     2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.68             12.99        18,941     2005
   Class Shares                                 11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      13.33             13.73        19,045     2005
   Portfolio -- Administrative Class            12.60             13.33        18,407     2004
   Shares                                       12.33             12.60        23,243     2003
                                                10.49             12.33        27,306     2002
                                                10.00             10.66        10,046     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------
 Total Return                                   12.06             12.15        55,425     2005
   Portfolio -- Administrative Class            11.69             12.06        64,580     2004
   Shares                                       11.32             11.69        85,023     2003
                                                10.51             11.32        62,340     2002
                                                10.00             10.55         8,306     2001
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 13.01             14.59            --     2005
                                                12.13             13.01            --     2004
                                                10.00             12.13            --     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           13.98             16.67            --     2005
   Portfolio -- Class II                        12.34             13.98            --     2004
                                                10.00             12.34            --     2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II        10.00             14.84            --     2005
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        7.94              7.89         3,335     2005
                                                 7.38              7.94         8,330     2004
                                                 5.16              7.38         4,636     2003
                                                 8.58              5.16         5,514     2002
                                                10.00              8.58            --     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares         $11.94            $12.22         1,254     2005
                                                10.34             11.94         1,461     2004
                                                 8.03             10.34         1,315     2003
                                                10.00              8.03            --     2002
----------------------------------------------------------------------------------------------
 Strategic Growth Portfolio -- Class II          8.96              9.48         1,490     2005
   Shares (formerly, Emerging Growth             8.53              8.96            41     2004
   Portfolio)                                    7.25              8.53            12     2003
                                                10.00              7.25            --     2002
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

   Assuming Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit
                              Options are Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.63            $14.15            --     2005
   Fund -- Series I shares/1/                   12.42             13.63            --     2004
                                                 9.99             12.42            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         14.02             14.51         3,805     2005
   shares                                       12.88             14.02         7,503     2004
                                                10.00             12.88         6,296     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   9.83             10.51         2,675     2005
   Fund -- Series I shares                       9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    10.00             11.46            --     2005
   Fund -- Series II shares (formerly,
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.62             12.28         2,267     2005
   Fund -- Series II shares                     10.00             10.62            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          8.93              9.26         4,630     2005
   I shares/2/                                   8.59              8.93         7,267     2004
                                                 7.00              8.59         6,455     2003
                                                10.00              7.00        15,527     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.57             13.81           524     2005
   Portfolio -- Class B                         13.15             13.57         3,077     2004
                                                10.00             13.15         3,005     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.70             10.99        86,656     2005
   Portfolio -- Class B                          9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.06         5,913     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              9.18             10.35        17,191     2005
   Portfolio -- Class B                          8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             13.86             14.23            --     2005
                                                12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.42             14.92         1,594     2005
                                                11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       12.83             12.87         1,225     2005
                                                11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                      $14.12            $14.56           155     2005
                                                12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------
BlackRock Variable Series Funds,
 Inc. (formerly, FAM Variable Series
 Funds, Inc.)
----------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I.
   Fund -- Class III Shares (formerly,          10.85             10.93            --     2005
   Mercury Basic Value V.I. Fund)               10.00             10.85            --     2004
----------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I.               10.00             11.03            --     2005
   Fund -- Class III Shares (formerly,
   Mercury Global Allocation V.I. Fund)
----------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares (formerly,          10.84             11.75            --     2005
   Mercury Large Cap Growth V.I. Fund)          10.00             10.84            --     2004
----------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares (formerly,
   Mercury Value Opportunities V.I.             11.19             12.10            --     2005
   Fund)                                        10.00             11.19            --     2004
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         13.69             14.45         9,141     2005
   Series -- Class A (formerly, Nations         12.33             13.69         7,853     2004
   Marsico Growth Portfolio)                    10.00             12.33            --     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series --  Class B (formerly,                15.30             17.95         2,447     2005
   Nations Marsico International                13.36             15.30         1,931     2004
   Opportunities Portfolio)                     10.00             13.36         1,127     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.16             15.18            --     2005
   Portfolios -- MidCap Stock                   12.60             14.16            --     2004
   Portfolio -- Initial Shares                   9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.73              9.81         2,189     2005
   Fund -- Money Market Portfolio                9.85              9.73         3,207     2004
                                                 9.99              9.85            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.12              9.27            --     2005
   Growth Fund, Inc. -- Initial Shares           8.74              9.12            --     2004
                                                 7.06              8.74            --     2003
                                                10.00              7.06            --     2002
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.84             14.61            --     2005
   VIP -- Class B Shares (formerly, SVS         12.40             13.84            --     2004
   Dreman High Return Equity Portfolio)          9.61             12.40            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 16.47             17.76           386     2005
   VIP -- Class B Shares (formerly, DWS         13.36             16.47           399     2004
   Dreman Small Cap Value VIP)                   9.62             13.36            38     2003
                                                10.00              9.62            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                  14.87             15.08           582     2005
   Shares (formerly, Scudder Technology         14.92             14.87           582     2004
   Growth Portfolio)                            10.40             14.92           582     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                  $10.17            $10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.60             10.78             --    2005
                                                10.00             10.60             --    2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.66             12.71          9,934    2005
   II -- Service Shares                         11.70             12.66          8,133    2004
                                                 9.78             11.70         10,220    2003
                                                10.00              9.78          1,030    2002
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.93             16.26          7,779    2005
   Shares                                       13.28             14.93          5,995    2004
                                                 7.90             13.28          3,471    2003
                                                10.00              7.90            427    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                          10.34             10.53             --    2005
   Portfolio -- Service Class 2                 10.00             10.34             --    2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         12.48             14.30         53,025    2005
   Class 2                                      11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.75             13.92             --    2005
   Portfolio -- Service Class 2                 11.81             11.75             --    2004
                                                10.00             11.81             --    2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.94             11.34         65,539    2005
   Class 2                                      10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.96              9.28          7,972    2005
                                                 8.85              8.96          7,706    2004
                                                 6.80              8.85          4,875    2003
                                                10.00              6.80          1,830    2002
----------------------------------------------------------------------------------------------
 VIP Growth & Income                            10.22             10.77          7,979    2005
   Portfolio -- Service Class 2                  9.86             10.22          4,319    2004
                                                 8.13              9.86         13,084    2003
                                                10.00              8.13         10,477    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         14.56             16.87         38,530    2005
   2                                            11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.25             11.31             --    2005
   Portfolio -- Service Class 2                 10.00             11.25             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.38            907    2005
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities          $13.00            $12.90             --    2005
   Fund -- Class 2 Shares                       12.27             13.00             --    2004
                                                 9.85             12.27             --    2003
                                                10.00              9.85             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.30             14.44            750    2005
   2 Shares                                     12.02             13.30            906    2004
                                                 9.79             12.02            906    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   14.45             15.63          2,319    2005
   Fund -- Class 2 Shares                       12.41             14.45          2,253    2004
                                                 9.57             12.41            202    2003
                                                10.00              9.57             --    2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.85             15.10          1,028    2005
   Fund -- Class 2 Shares                       13.07             14.85            734    2004
                                                10.09             13.07            734    2003
                                                10.00             10.09             --    2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.97             11.00         14,742    2005
                                                10.81             10.97         14,741    2004
                                                10.62             10.81         13,639    2003
                                                10.00             10.62            160    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            11.91             13.07         27,025    2005
                                                10.45             11.91         30,131    2004
                                                 8.01             10.45         32,636    2003
                                                10.00              8.01         19,610    2002
----------------------------------------------------------------------------------------------
 Money Market Fund                               0.98              0.99        462,125    2005
                                                 0.99              0.98        467,693    2004
                                                 1.00              0.99        526,897    2003
                                                 1.00              1.00        686,286    2002
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                     10.10             10.04          6,207    2005
                                                 9.61             10.10          6,558    2004
                                                 7.59              9.61         10,227    2003
                                                10.00              7.59          1,455    2002
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    16.20             17.78          8,306    2005
                                                12.46             16.20         13,025    2004
                                                10.00             12.46          9,370    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                          10.28             10.55        109,914    2005
                                                 9.48             10.28        110,320    2004
                                                 7.52              9.48        126,905    2003
                                                10.00              7.52         60,298    2002
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,               11.57             12.45         13,655    2005
   Small-Cap Value Equity Fund)                 10.23             11.57         17,147    2004
                                                 8.40             10.23         18,869    2003
                                                10.00              8.40         13,607    2002
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.12             12.34         11,682    2005
                                                11.41             12.12         12,533    2004
                                                10.00             11.41         10,503    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                               10.00             10.06          8,551    2005
                                                 9.41             10.00          8,543    2004
                                                 7.77              9.41          8,202    2003
                                                10.00              7.77          2,356    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Value Equity Fund                             $10.31            $10.54         24,466    2005
                                                 9.59             10.31         24,854    2004
                                                 7.87              9.59         26,208    2003
                                                10.00              7.87          9,306    2002
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.36          1,930    2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.78             11.39        105,654    2005
                                                10.13             10.78        128,209    2004
                                                 9.07             10.13        127,350    2003
                                                10.00              9.07        109,084    2002
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares              11.51             12.72          1,624    2005
                                                 9.93             11.51          1,929    2004
                                                 8.41              9.93          2,041    2003
                                                10.00              8.41          3,613    2002
----------------------------------------------------------------------------------------------
 International Growth                           11.27             14.61          5,763    2005
   Portfolio -- Service Shares                   9.67             11.27          6,131    2004
                                                 7.32              9.67          5,991    2003
                                                10.00              7.32          1,352    2002
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.62             10.72          5,541    2005
                                                10.37             10.62          7,683    2004
                                                10.19             10.37            534    2003
                                                10.00             10.19             --    2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.91             16.21          1,875    2005
                                                12.83             14.91          2,379    2004
                                                 9.87             12.83            973    2003
                                                10.00              9.87             --    2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.36             16.48          3,083    2005
                                                12.92             15.36          3,884    2004
                                                10.16             12.92          1,094    2003
                                                10.00             10.16             --    2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.01             16.26          1,240    2005
                                                12.82             16.01          1,719    2004
                                                 9.61             12.82             40    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.27             13.21          2,234    2005
                                                12.36             13.27          2,786    2004
                                                 9.82             12.36             --    2003
                                                10.00              9.82             --    2002
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Funds Inc)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II                        13.69             13.94             --    2005
   (formerly, Salomon Brothers Variable         12.90             13.69             --    2004
   All Cap Fund)                                10.00             12.90             --    2003
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total             10.00             10.54             --    2005
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable
   Aggressive Growth Portfolio -- Class         13.40             14.43          1,536    2005
   II (formerly, Salomon Brothers               12.54             13.40          2,075    2004
   Variable Aggressive Growth Fund)             10.00             12.54            163    2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                 $ 9.31            $ 9.53         26,498    2005
   Series -- Service Class Shares                8.70              9.31         34,396    2004
                                                 7.23              8.70         38,613    2003
                                                10.00              7.23         34,313    2002
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                         10.03             10.54         11,890    2005
   Series -- Service Class Shares                9.19             10.03         11,501    2004
                                                 7.68              9.19         13,905    2003
                                                10.00              7.68          7,610    2002
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          9.32              9.62          3,191    2005
   Class Shares                                  8.94              9.32          4,502    2004
                                                 6.82              8.94          2,627    2003
                                                10.00              6.82            101    2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.73             11.70          3,648    2005
   Series -- Service Class Shares               11.10             11.73          1,208    2004
                                                10.28             11.10            952    2003
                                                10.00             10.28             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.44             12.53          3,658    2005
   Class Shares                                 11.41             12.44            643    2004
                                                10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             13.53             15.49          7,438    2005
   Class Shares                                 10.61             13.53          5,013    2004
                                                 7.97             10.61          2,712    2003
                                                10.00              7.97          1,548    2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced                           10.92             11.12          2,394    2005
   Fund/VA -- Service Shares                    10.00             10.92            452    2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.30             13.70          7,771    2005
   Fund/VA -- Service Shares                    12.71             13.30          4,496    2004
                                                 9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  12.25             13.72         35,288    2005
   Fund/VA -- Service Shares                    10.49             12.25         36,982    2004
                                                 7.48             10.49         37,800    2003
                                                10.00              7.48         19,752    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.40             10.80        114,447    2005
   Fund/VA -- Service Shares                     9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.61             16.82         17,502    2005
   Fund/VA -- Service Shares                    13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer                14.04             15.44            176    2005
   Aggressive Growth Fund/VA -- Service         11.97             14.04            177    2004
   Shares)                                      10.00             11.97            101    2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.38             --    2005
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.59             12.87         24,619    2005
   Class Shares                                 11.70             12.59         26,261    2004
                                                 9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                     $12.59            $12.95         94,390    2005
   Portfolio -- Administrative Class            11.91             12.59         64,930    2004
   Shares                                       11.68             11.91        105,328    2003
                                                10.00             11.68         92,981    2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.96             --    2005
----------------------------------------------------------------------------------------------
 Total Return                                   11.34             11.41        125,162    2005
   Portfolio -- Administrative Class            11.01             11.34        129,504    2004
   Shares                                       10.68             11.01        142,859    2003
                                                10.00             10.68        111,409    2002
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 12.98             14.53            753    2005
                                                12.10             12.98            622    2004
                                                10.00             12.10            670    2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           13.94             16.60            722    2005
   Portfolio -- Class II                        12.31             13.94             --    2004
                                                10.00             12.31             --    2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II        10.00             14.83            702    2005
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        9.38              9.32         27,094    2005
                                                 8.74              9.38         26,709    2004
                                                 6.12              8.74            634    2003
                                                10.00              6.12            699    2002
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares          11.89             12.16         25,978    2005
                                                10.31             11.89         14,166    2004
                                                 8.03             10.31          7,135    2003
                                                10.00              8.03          2,539    2002
----------------------------------------------------------------------------------------------
 Strategic Growth Portfolio -- Class II          8.92              9.43          2,039    2005
   Shares (formerly, Emerging Growth             8.51              8.92          1,970    2004
   Portfolio)                                    7.26              8.51            842    2003
                                                10.00              7.26             --    2002
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

         Assuming Payment Protection Rider Optional Benefit is Elected

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                             $10.00            $10.26            --
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                      10.00             10.32         4,738
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                              10.00             10.72            --
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                               10.00             10.35            --
   (formerly, AIM V.I. Real Estate Fund)
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                             10.00             11.37         3,043
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                                 10.00             10.31            --
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                           10.00             10.50            --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                           10.00             10.23         3,321
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         10.00             11.39         6,467
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            10.00             11.03         1,684
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                 10.00             10.07            --
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                   10.00             11.27            --
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                        10.00             10.27            --
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                           10.00             10.12            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           10.00             10.09         2,217
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
 (formerly, FAM Variable Series Funds, Inc.)
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                10.00             10.27            --
   (formerly, Mercury Basic Value V.I. Fund)
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          10.00             10.74            --
   (formerly, Mercury Global Allocation V.I. Fund)
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           10.00             10.44            --
   (formerly, Mercury Large Cap Growth V.I. Fund)
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        10.00             10.71           652
   (formerly, Mercury Value Opportunities V.I. Fund)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                           10.00             10.39         2,686
   (formerly, Nations Marsico Growth Portfolio)
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --              10.00             12.13         1,854
   Class B (formerly, Nations Marsico International Opportunities Portfolio)
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                         10.00             10.29            --
   Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                         10.00             10.06            --
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                              10.00             10.10            --
   Initial Shares
--------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/                       2005
----------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               2005
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2005
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2005
   (formerly, AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                      2005
----------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                          2005
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                    2005
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2005
----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                  2005
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2005
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2005
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2005
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2005
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2005
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2005
----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
 (formerly, FAM Variable Series Funds, Inc.)
----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         2005
   (formerly, Mercury Basic Value V.I. Fund)
----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   2005
   (formerly, Mercury Global Allocation V.I. Fund)
----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    2005
   (formerly, Mercury Large Cap Growth V.I. Fund)
----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                 2005
   (formerly, Mercury Value Opportunities V.I. Fund)
----------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
----------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                    2005
   (formerly, Nations Marsico Growth Portfolio)
----------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --       2005
   Class B (formerly, Nations Marsico International Opportunities Portfolio)
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                  2005
   Initial Shares
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2005
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                       2005
   Initial Shares
----------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
 (formerly, Scudder Variable Series II)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                  $10.00            $10.26             --     2005
   (formerly, SVS Dreman High Return Equity Portfolio)
-----------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                  10.00             10.36             --     2005
   (formerly, DWS Dreman Small Cap Value VIP)
-----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                  10.00             10.40             --     2005
   (formerly, Scudder Technology Growth Portfolio)
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.10             --     2005
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             10.67             --     2005
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.37             --     2005
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             10.05            394     2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             10.70             --     2005
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.20         34,391     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             10.91             --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             11.10             --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.36          2,807     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00             10.38          1,394     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             10.80             --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             11.09          4,342     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             10.26             --     2005
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00              9.76        197,473     2005
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.00             10.00             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             10.67             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   10.00             10.86             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.00             10.33             --     2005
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.00              9.97             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   10.00             10.49            384     2005
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     10.00             10.07          7,749     2005
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.00             10.04             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           10.00             10.19             --     2005
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.00             10.20             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         10.00             10.15             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   10.00             10.28        299,414     2005
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      10.00             10.10             --     2005
-----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     10.00             10.18             --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                            $10.00            $10.27          1,675     2005
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         10.00             10.39         12,086     2005
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            10.00             10.44             --     2005
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                               10.00             10.00             --     2005
------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                               10.00             11.09             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                      10.00             10.07             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                      10.00              9.95             --     2005
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                         10.00             10.04             --     2005
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Funds Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                   10.00             10.28          3,578     2005
   (formerly, Salomon Brothers Variable All Cap Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II              10.00             10.17          6,133     2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         10.00             10.75             --     2005
   (formerly, Salomon Brothers Variable Aggressive
   Growth Fund)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 10.00             10.24          3,230     2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        10.00             10.41             --     2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                          10.00             10.49             --     2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                       10.00              9.97             --     2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           10.00             10.03        120,996     2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              10.00             10.59             --     2005
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.00             10.03         20,639     2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   10.00             10.37             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      10.00             11.05             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            10.00             10.30             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  10.00             10.53          5,057     2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 10.00             10.54             --     2005
   (formerly, Oppenheimer Aggressive Growth Fund/VA --
   Service Shares)
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  10.00             10.21             --     2005
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          10.00             10.04          3,066     2005
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                                       10.00              9.96            180     2005
   Administrative Class Shares
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        10.00              9.99         15,622     2005
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        10.00              9.96          6,286     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation   Accumulation
                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                      Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
-------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                $10.00            $10.83           --       2005
-------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II            10.00             11.18           --       2005
-------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II               10.00             12.82           --       2005
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  OTC Fund                                              10.00             10.33           --       2005
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                 10.00             10.29          619       2005
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares         10.00             10.42           --       2005
   (formerly, Emerging Growth Portfolio)
-------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

The Payment Protection Variable Annuity Rider was added effective January 5, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-8

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York


                Genworth Life of New York VA Separate Account 1


                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative



The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-8

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc.("Genworth").

On December 18, 2006, Articles of Merger were filed on our behalf with the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for the mergers of Federal Home Life Insurance Company (''FHL'') and First Colony Life Insurance Company (''FCL'') into Genworth Life and Annuity Insurance Company (''GLAIC Merged'') on January 1, 2007. GLAIC Merged is the surviving entity. FHL and FCL are both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both are affiliates of the Company. Prior to the mergers, FCL owned shares of American Mayflower Life Insurance Company of New York (''AML''). After the mergers of FHL and FCL into Genworth Life and Annuity Insurance Company, but also effective January 1, 2007, GLAIC Merged transferred its shares of AML to the Company, in exchange for a non-majority ownership interest in the Company. Upon transfer, AML merged into the Company. The Company is the surviving entity. These mergers are part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.


We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.


BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.


Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.


DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.


Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Portfolios I, Inc. The agreement may be terminated at the option of any party upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

Legg Mason Partners Variable Portfolios II. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.


MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.


The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.


Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters


Taxation of Genworth Life Insurance Company of New York


We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased


Regulation of Genworth Life Insurance Company of New York


Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


[To be provided by amendment.]



Financial Statements


[To be provided by amendment.]

                Genworth Life of New York VA Separate Account 1

                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:

                  Genworth Life Insurance Company of New York

                          666 Third Avenue, 9th Floor
                           New York, New York 10017
                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares

AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares

AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I. Real
  Estate Fund)
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B


Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:
DWS Technology VIP -- Class B Shares
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2



Federated Insurance Series:

Federated High Income Bond Fund II -- Service Shares

Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares


Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund

Small-Cap Equity Fund

Total Return Fund -- Class 1 Shares
U.S. Equity Fund
Value Equity Fund

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1

JPMorgan Insurance Trust Intrepid Growth Portfolio 1

JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1



J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio


Legg Mason Partners Variable Portfolios I, Inc.:
Legg Mason Partners Variable All Cap Portfolio -- Class II
Legg Mason Partners Variable Total Return Portfolio --
   Class II

Legg Mason Partners Variable Portfolios II:
Legg Mason Partners Variable Aggressive Growth Fund -- Class II


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer MidCap Fund/VA -- Service Shares


PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares

High Yield Portfolio -- Administrative Class Shares

Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares


The Prudential Series Fund:

Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II

Rydex Variable Trust:
OTC Fund

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

Strategic Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available for contracts issued on or after May 1, 2003:

Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio --Service Shares
Large Cap Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares



Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;


                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is May 1, 2007.

Table of Contents


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

Investment Results...............................................

Financial Statements.............................................

The Company......................................................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
     Surrender Charge............................................
     Exceptions to the Surrender Charge..........................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Optional Enhanced Payment Benefit.............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers From the Guarantee Account to the Subaccounts.......
   Transfers From the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers By Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...............................
   Surrenders and Partial Withdrawals............................
   Systematic Withdrawal Program.................................


The Death Benefit................................................
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................
   When We Calculate The Death Benefit...........................
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................

Income Payments..................................................
   Optional Payment Plans........................................
   Variable Income Payments......................................
   Transfers After the Annuity Commencement Date.................

Tax Matters......................................................
   Introduction..................................................
   Taxation of Non-Qualified Contracts...........................
   Section 1035 Exchanges........................................
   Qualified Retirement Plans....................................
   Federal Income Tax Withholding................................
   State Income Tax Withholding..................................
   Tax Status of the Company.....................................
   Changes in the Law............................................

Requesting Payments..............................................

Sale of the Contracts............................................
   Principal Underwriter.........................................
   Sale of the Contracts.........................................

Additional Information...........................................
   Owner Questions...............................................
   Return Privilege..............................................
   State Regulation..............................................
   Evidence of Death, Age, Gender or Survival....................
   Records and Reports...........................................
   Other Information.............................................
   Legal Proceedings.............................................

Appendix -- Condensed Financial Information......................

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.


Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Charge                                             $30.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
  Mortality and Expense Risk Charge                        1. 30%                 1.50%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                          0.15%/2/              0.15%/2/
----------------------------------------------------------------------------------------------
Optional Benefits
----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                        0.15%/2/              0.15%/2/
----------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses/3/           1.60%                 1.80%
----------------------------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)        %       %
---------------------------------------------------------



/1/Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2006. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee
   waivers and expense reimbursements are     % and     %, respectively. Please
   see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
  $            $           $           $


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
  $            $           $           $


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);


  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and



  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted annually as a percentage of your assets in the Separate Account).


If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision in this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.


What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix for this information.

INVESTMENT RESULTS

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

FINANCIAL STATEMENTS


The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.


The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                  Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
AIM VARIABLE         AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS      Series II shares                 capital.
                     ---------------------------------------------------------------------------------------------------------
                     AIM V.I. Capital Appreciation    Seeks to provide growth of capital.  A I M Advisors, Inc.
                     Fund -- Series I shares
                     ---------------------------------------------------------------------------------------------------------
                     AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.  A I M Advisors, Inc.
                     Series I shares
                     ---------------------------------------------------------------------------------------------------------
                     AIM V.I. Global Real Estate Fund Seeks to achieve high total return.  A I M Advisors, Inc. (subadvised by
                     -- Series II shares                                                   INVESCO Institutional (N.A.), Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     AIM V.I. International Growth    Seeks to provide long-term growth of A I M Advisors, Inc.
                     Fund -- Series II shares         capital.
                     ---------------------------------------------------------------------------------------------------------
                     AIM V.I. Large Cap Growth Fund   Seeks to provide long-term growth of A I M Advisors, Inc.
                     -- Series I shares               capital
                     ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Global         Long-term growth of capital.         Alliance Capital Management, L.P.
VARIABLE PRODUCTS    Technology Portfolio -- Class B
SERIES FUND, INC.    ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Growth and     Long-term growth of capital.         Alliance Capital Management, L.P.
                     Income Portfolio -- Class B
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein International  Long-term growth of capital.         Alliance Capital Management, L.P.
                     Value Portfolio -- Class B
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Large Cap      Long-term growth of capital.         Alliance Capital Management, L.P.
                     Growth Portfolio -- Class B
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Small Cap      Long-term growth of capital.         Alliance Capital Management, L.P.
                     Growth Fund -- Class B
                     ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Income & Growth Fund --       Seeks capital growth. Income is a    American Century Investment
VARIABLE PORTFOLIOS, Class I                          secondary objective.                 Management, Inc.
INC.                 ---------------------------------------------------------------------------------------------------------
                     VP International Fund -- Class I Seeks capital growth.                American Century Global
                                                                                           Investment Management, Inc.
                     ---------------------------------------------------------------------------------------------------------
                     VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.      American Century Investment
                                                                                           Management, Inc.
                     ---------------------------------------------------------------------------------------------------------
                     VP Value Fund -- Class I         Seeks long-term capital growth.      American Century Investment
                                                      Income is a secondary objective.     Management, Inc.
                     ---------------------------------------------------------------------------------------------------------


                        Subaccount Investing In                     Investment Objective
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        ----------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.      -- Class III Shares               secondarily, income.

                        ----------------------------------------------------------------------------
                        BlackRock Global Allocation V.I.  Seeks high total investment return.
                        Fund -- Class III Shares



                        ----------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                        Fund -- Class III Shares

                        ----------------------------------------------------------------------------
                        BlackRock Value Opportunities     Seeks long-term capital growth.
                        V.I. Fund -- Class III Shares

                        ----------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series                   capital.
TRUST I
                        ----------------------------------------------------------------------------
                        Columbia Marsico International    The fund seeks long-term growth of
                        Opportunities Fund, Variable      capital.
                        Series
                        ----------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ----------------------------------------------------------------------------
                        Dreyfus Variable Investment Fund  Seeks as high a level of current income
                        -- Money Market Portfolio         as is consistent with the preservation of
                                                          capital./1/
                        ----------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with current
                        Growth Fund, Inc. -- Initial      income as a secondary objective.
                        Shares
                        ----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS Dreman High Return Equity     Seeks to achieve a high rate of total
                        VIP -- Class B Shares             return.

                        ----------------------------------------------------------------------------
                        DWS Dreman Small Mid Cap          Seeks long-term capital appreciation.
                        Value VIP -- Class B Shares

                        ----------------------------------------------------------------------------
                        DWS Technology VIP -- Class B     Seeks growth of capital.
                        Shares
                        ----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund      Seeks high current income.
TRUST
                        ----------------------------------------------------------------------------
                        VT Worldwide Health Sciences      Seeks long-term capital growth by
                        Fund                              investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                        ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                   Investment Management, LLC)
----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock Asset
                                          Management U.K. Limited and
                                          BlackRock Investment Management,
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                   Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Asset Management
return.                                   (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Asset Management
         (subadvised by Dreman Value
                                          Management L.L.C.)
----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Asset Management

----------------------------------------------------------------------------
Seeks high current income.                Eaton Vance Management

----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                     Investment Objective
                     ---------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST        Class 2
                     ---------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by
SERIES               Fund II -- Service Class          investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ---------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.
                     Service Shares


                     ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolios  Seeks to obtain high total return with
INSURANCE PRODUCTS   -- Service Class 2                reduced risk over the long term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.




                     ---------------------------------------------------------------------------
                     VIP Balanced Portfolio -- Service Seeks income and capital growth
                     Class 2                           consistent with reasonable risk.
                     ---------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                     Service Class 2





                     ---------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation  Seeks capital appreciation.
                     Portfolio -- Service Class 2





                     ---------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                     Service Class 2                   will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                     ---------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service   Seeks to achieve capital appreciation.
                     Class 2

                     ---------------------------------------------------------------------------
                     VIP Growth & Income Portfolio     Seeks high total return through a
                     -- Service Class 2                combination of current income and
                                                       capital appreciation.




                     ---------------------------------------------------------------------------
                     VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                     Class 2



                     ---------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks long term capital growth.          Evergreen Investment Management
 Company, LLC
----------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in lower-rated corporate debt  Company
obligations, commonly referred to as
"junk bonds."
----------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
        Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
----------------------------------------------------------------------------
Seeks to obtain high total return with   Fidelity Management & Research
reduced risk over the long term by       Company (subadvised by Fidelity
allocating its assets among stocks,      Management & Research (U.K.)
bonds, and short-term instruments.       Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited, Fidelity
                                         Investments Money Management
                                         Inc. and FMR Co., Inc.)
----------------------------------------------------------------------------
Seeks income and capital growth          Fidelity Management & Research
consistent with reasonable risk.         Company
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
        Company (subadvised by Fidelity
                                         Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
----------------------------------------------------------------------------
Seeks capital appreciation.              Fidelity Management & Research
        Company (subadvised by Fidelity
                                         Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
----------------------------------------------------------------------------
Seeks reasonable income. The fund        Fidelity Management & Research
will also consider the potential for     Company (subadvised by FMR Co.,
capital appreciation. The fund's goal is Inc.)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
----------------------------------------------------------------------------
Seeks to achieve capital appreciation.   Fidelity Management & Research
        Company (subadvised by FMR Co.,
                                         Inc.)
----------------------------------------------------------------------------
Seeks high total return through a        Fidelity Management & Research
combination of current income and        Company (subadvised by Fidelity
capital appreciation.                    Management & Research (U.K.)
                                         Inc., Fidelity Management &
                                         Research (Far East) Inc., Fidelity
                                         Investments Japan Limited and FMR
                                         Co., Inc.)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Fidelity Management & Research
        Company (subadvised by Fidelity
                                         Management & Research (U.K.),
                                         Inc. and Fidelity Management &
                                         Research Far East Inc.)
----------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.              Fidelity Management & Research
                   Service Class 2                                                            Company (subadvised by FMR Co.,
                                                                                              Inc.)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund   Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE -- Class 2 Shares                 maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund     Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities. For this fund large
                                                     capitalization companies are those with
                                                     market capitalization values within
                                                     those of the top 50% of companies in
                                                     the Russell 1000 Index, at the time of
                                                     purchase.
                   ------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests mainly in equity
                                                     securities that the manager believes are
                                                     undervalued. The fund normally
                                                     invests primarily in undervalued stocks
                                                     and to a lesser extent in risk arbitrage
                                                     securities and distressed companies.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            fund normally invests at least 80% of    (subadvised by Franklin Templeton
                                                     its net assets in investments of issuers Investment Management, Limited)
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            normally invests in equity securities of (subadvised by Franklin Templeton
                                                     companies of any country, debt           Investment Management, Limited)
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market instruments. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                   ------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                     future income.
                   ------------------------------------------------------------------------------------------------------------


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       Money Market Fund/1/              Seeks a high level of current income
                                                         consistent with the preservation of
                                                         capital and the maintenance of
                                                         liquidity.
                       ----------------------------------------------------------------------------
                       Premier Growth Equity Fund        Seeks long-term growth of capital and
                                                         future income rather than current
                                                         income.
                       ----------------------------------------------------------------------------
                       Real Estate Securities Fund       Seeks maximum total return through
                                                         current income and capital
                                                         appreciation.
                       ----------------------------------------------------------------------------
                       S&P 500(R) Index Fund/2/          Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         S&P's 500 Composite Stock Index.
                       ----------------------------------------------------------------------------
                       Small-Cap Equity Fund             Seeks long-term growth of capital.


                       ----------------------------------------------------------------------------
                       Total Return Fund -- Class 1      Seeks the highest total return
                       Shares                            composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                       ----------------------------------------------------------------------------
                       U.S. Equity Fund                  Seeks long-term growth of capital.
                       ----------------------------------------------------------------------------
                       Value Equity Fund                 Seeks long-term growth of capital and
                                                         future income.
                       ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.
INSURANCE TRUST        Fund
                       ----------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service     Seeks long-term capital growth,
                       Shares                            consistent with preservation of capital
                                                         and balanced by current income.
                       ----------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
--------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
--------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
                                          (subadvised by Palisade Capital
                                          Management, L.L.C.)
--------------------------------------------------------------------------
Seeks the highest total return            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
--------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
--------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
 L.P.
--------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                     as applicable)
                   ------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust        Seeks to provide total return while        JPMorgan Investment Advisors Inc
TRUST              Balanced Portfolio 1            preserving capital.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core   Seeks to maximize total return by          JPMorgan Investment Advisors Inc
                   Bond Portfolio 1                investing primarily in a diversified
                                                   portfolio of intermediate- and long-
                                                   term debt securities.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks to provide long-term capital         JPMorgan Investment Advisors Inc
                   Diversified Equity Portfolio 1  growth.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks growth of capital and,               JPMorgan Investment Advisors Inc
                   Diversified Mid Cap Growth      secondarily, current income by
                   Portfolio 1                     investing primarily in equity securities.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity Seeks investment results that              JPMorgan Investment Advisors Inc
                   Index Portfolio 1               correspond to the aggregate price and
                                                   dividend performance of securities in
                                                   the Standard & Poor's 500 Composite
                                                   Stock Price Index (S&P 500 Index).
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks a high level of current income       JPMorgan Investment Advisors Inc
                   Government Bond Portfolio 1     with liquidity and safety of principal.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks long-term capital growth by          JPMorgan Investment Advisors Inc
                   Intrepid Mid Cap Portfolio 1    investing primarily in equity securities
                                                   of companies with intermediate
                                                   capitalizations.
                   ------------------------------------------------------------------------------------------------------------
                   JPMorgan Insurance Trust        Seeks to provide long-term capital         JPMorgan Investment Advisors Inc
                   Intrepid Growth Portfolio 1     growth.
                   ------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                  Seeks high total return consistent with    J.P. Morgan Investment
TRUST II                                           moderate risk of capital and               Management, Inc., a subsidiary of
                                                   maintenance of liquidity.                  J.P. Morgan Chase & Co.
                   ------------------------------------------------------------------------------------------------------------
                   International Equity Portfolio  Seeks to provide high total return from    J.P. Morgan Investment
                                                   a portfolio of equity securities of        Management, Inc., a subsidiary of
                                                   foreign companies.                         J.P. Morgan Chase & Co.
                   ------------------------------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio         Seeks growth from capital                  J.P. Morgan Investment
                                                   appreciation.                              Management, Inc., a subsidiary of
                                                                                              J.P. Morgan Chase & Co.
                   ------------------------------------------------------------------------------------------------------------
                   Small Company Portfolio         Seeks to provide high total return from    J.P. Morgan Investment
                                                   a portfolio of small company stocks.       Management, Inc., a subsidiary of
                                                                                              J.P. Morgan Chase & Co.
                   ------------------------------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity      Seeks to provide high total return from    J.P. Morgan Investment
                   Portfolio                       a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                                                                              J.P. Morgan Chase & Co.
                   ------------------------------------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable All   Seeks capital appreciation through
VARIABLE PORTFOLIOS I, Cap Portfolio -- Class II          investment in securities which the
INC.                                                      managers believe have above-average
                                                          capital appreciation potential.
                       -----------------------------------------------------------------------------
                       Legg Mason Partners Variable       Seeks to obtain above-average income
                       Total Return Portfolio -- Class II (compared to a portfolio entirely invested in equity securities). The
                                                          portfolio's secondary objective is to
                                                          take advantage of opportunities to
                                                          achieve growth of capital and income.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable       Seeks capital appreciation.
VARIABLE PORTFOLIOS II Aggressive Growth Fund --
                       Class II
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock      Seeks long-term growth of capital and
INSURANCE TRUST        Series -- Service Class Shares     future income rather than current
                                                          income.
                       -----------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --   Seeks long-term growth of capital and
                       Service Class Shares               secondarily reasonable current income.
                       -----------------------------------------------------------------------------
                       MFS(R) New Discovery Series --     Seeks capital appreciation.
                       Service Class Shares
                       -----------------------------------------------------------------------------
                       MFS(R) Strategic Income Series --  Seeks high current income. Significant
                       Service Class Shares               capital appreciation is a secondary
                                                          objective.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS          -- Service Shares                  which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       -----------------------------------------------------------------------------
                       Oppenheimer Capital                Seeks capital appreciation by investing
                       Appreciation Fund/VA -- Service    in securities of well-known established
                       Shares                             companies.
                       -----------------------------------------------------------------------------
                       Oppenheimer Global Securities      Seeks long-term capital appreciation
                       Fund/VA -- Service Shares          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       -----------------------------------------------------------------------------
                       Oppenheimer Main Street            Seeks high total return (which includes
                       Fund/VA -- Service Shares          growth in the value of its shares as
                                                          well as current income) from equity
                                                          and debt securities.
                       -----------------------------------------------------------------------------
                       Oppenheimer Main Street Small      Seeks capital appreciation.
                       Cap Fund/VA -- Service Shares
                       -----------------------------------------------------------------------------
                       Oppenheimer MidCap Fund/VA         Seeks capital appreciation by investing
                       -- Service Shares                  in "growth type" companies.
                       -----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       -----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks capital appreciation through        Legg Mason Partners Fund Advisor,
investment in securities which the        LLC (subadvised by CAM North
managers believe have above-average       America, LLC)
capital appreciation potential.
---------------------------------------------------------------------------
Seeks to obtain above-average income      Legg Mason Partners Fund Advisor,
(compared to a portfolio entirely         LLC (subadvised by CAM North
invested in equity securities). The       America, LLC and Western Asset
portfolio's secondary objective is to     Management Company)
take advantage of opportunities to
achieve growth of capital and income.
---------------------------------------------------------------------------
Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 LLC (subadvised by CAM North
        America, LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Massachusetts Financial Services
future income rather than current         Company
income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Massachusetts Financial Services
secondarily reasonable current income.    Company
---------------------------------------------------------------------------
Seeks capital appreciation.               Massachusetts Financial Services
        Company
---------------------------------------------------------------------------
Seeks high current income. Significant    Massachusetts Financial Services
capital appreciation is a secondary       Company
objective.
---------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
---------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
---------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
---------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
---------------------------------------------------------------------------


                      Subaccount Investing In                    Investment Objective
                      --------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      --------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      --------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND

                      --------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      --------------------------------------------------------------------------
RYDEX VARIABLE        OTC Fund/1/                       Seeks to provide investment results
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM). The NASDAQ 100
                                                        Index(TM) contains the 100 largest non-
                                                        financial, non-utilities stocks in the
                                                        NASDAQ composite.
                      --------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income
INVESTMENT TRUST      Shares                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      --------------------------------------------------------------------------
                      Strategic Growth Portfolio --     Seeks capital appreciation.
                      Class II Shares
                      --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
                   (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks to provide investment results     Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM). The NASDAQ 100
Index(TM) contains the 100 largest non-
financial, non-utilities stocks in the
NASDAQ composite.
--------------------------------------------------------------------------
Seeks capital growth and income         Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------------
Seeks capital appreciation.             Van Kampen Asset Management

--------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available for contracts issued on or after May 1, 2003:

                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST    Dollar Hedged) -- Administrative  with the preservation of capital.      Company LLC
                   Class Shares
                   ------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.


We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.


Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.


We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from % to %. The Portfolios that pay a service fee to us are:

   Columbia Funds Variable Insurance Trust I:
       Columbia Marsico Growth Fund, Variable Series
       Columbia Marsico International Opportunities Fund, Variable Series

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares

   The Prudential Series Fund:

       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from
   % to    %. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investment Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc., Legg Mason Partners Variable Portfolios II, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund
prospectuses. These payments range up to    % of Separate Account assets
invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.


We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.


If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.


Periodic Updates of Asset Allocation Models and Notices of Updates


Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.


When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model


If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.


You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.



In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.


The Models


Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of June 15, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
    Conservative        Conservative            Moderate           Aggressive            Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                             Portfolios                                   Model A Model B Model C
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                                  2%      3%      4%
                            ------------------------------------------------------------------------------------------------------
                            Van Kampen Life Investment Trust --
                            Comstock Portfolio -- Class II Shares                                            0%      1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             The Prudential Series Fund --
                            Jennison 20/20 Focus Portfolio -- Class II                                       1%      6%      9%
                            ------------------------------------------------------------------------------------------------------
                            Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Fund/VA -- Service Shares                                1%      6%      9%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Janus Aspen Series -- Forty Portfolio -- Service Shares                          2%      3%      5%
                            ------------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund(R) Portfolio -- Service Class 2                                   0%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
International Value         AllianceBernstein Variable Products Series Fund, Inc. --
                            AllianceBernstein International Value Portfolio -- Class B                       6%      9%     14%
----------------------------------------------------------------------------------------------------------------------------------
International Growth        Columbia Funds Variable Insurance Trust I --
                            Columbia Marsico International Opportunities Fund, Variable Series -- Class B    3%      5%      7%
                            ------------------------------------------------------------------------------------------------------
                            AIM Variable Insurance Funds --
                            AIM V.I. International Growth Fund -- Series II shares                           3%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    GE Investments Funds, Inc. --
                            Real Estate Securities Fund                                                      2%      0%      0%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                        20%     40%     60%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds            PIMCO Variable Insurance Trust --
                            High Yield Portfolio -- Administrative Class Shares                              0%      6%      4%
----------------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds  PIMCO Variable Insurance Trust --
                            Long-Term U.S. Government Portfolio -- Administrative Class Shares               0%      6%      4%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     PIMCO Variable Insurance Trust --
                            Total Return Portfolio -- Administrative Class Shares                           40%     30%     20%
                            ------------------------------------------------------------------------------------------------------
                            GE Investments Funds, Inc. -- Income Fund                                       20%     15%     10%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                      10%      0%      0%
----------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents            GE Investments Funds, Inc. -- Money Market Fund                                 10%      3%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                    80%     60%     40%
----------------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model D Model E
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                                  6%      7%
---------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            2%      3%
---------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                      12%     15%
---------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Fund/VA -- Service Shares                               12%     15%
---------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          6%      8%
---------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   6%      7%
---------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      18%     23%
---------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    9%     11%
---------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           9%     11%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. --
Real Estate Securities Fund                                                      0%      0%
---------------------------------------------------------------------------------------------

                                                                                80%    100%
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
High Yield Portfolio -- Administrative Class Shares                              1%      0%
---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      0%
---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                           10%      0%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Income Fund                                        5%      0%
---------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       0%      0%
---------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Money Market Fund                                  0%      0%
---------------------------------------------------------------------------------------------

                                                                                20%      0%
---------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                      Portfolios                          Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Franklin Templeton Variable Insurance Products Trust --
                              Mutual Shares Securities Fund -- Class 2 Shares                0%      3%      4%      6%      7%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios, Inc. --
                              VP Value Fund -- Class I                                       0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend               Oppenheimer Variable Account Funds --
                              Oppenheimer Main Street Fund/VA -- Service Shares              3%      6%      9%     12%     15%
                              ---------------------------------------------------------------------------------------------------
                              Franklin Templeton Variable Insurance Products Trust --
                              Franklin Large Cap Growth Securities Fund -- Class 2 Shares    1%      6%      9%     12%     15%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Oppenheimer Variable Account Funds --
                              Oppenheimer Capital Appreciation Fund/VA -- Service Shares     2%      3%      5%      6%      8%
                              ---------------------------------------------------------------------------------------------------
                              Fidelity(R) Variable Insurance Products Fund --
                              VIP Contrafund(R) Portfolio -- Service Class 2                 2%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------------------------------------
International Value           Franklin Templeton Variable Insurance Products Trust --
                              Templeton Foreign Securities Fund -- Class 2 Shares            6%      9%     14%     18%     23%
---------------------------------------------------------------------------------------------------------------------------------
International Growth          American Century Variable Portfolios, Inc. --
                              VP International Fund -- Class I                               6%      9%     13%     18%     22%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                        20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds              PIMCO Variable Insurance Trust --
                              High Yield Portfolio -- Administrative Class Shares            7%      6%      4%      4%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds       JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Core Bond Portfolio 1                30%     22%     15%      7%      0%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bonds JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Government Bond Portfolio 1          30%     23%     15%      8%      0%
                              ---------------------------------------------------------------------------------------------------
                              American Century Variable Portfolios II, Inc. --
                              VP Inflation Protection Fund -- Class II                       0%      1%      6%      1%      0%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income     Eaton Vance Variable Trust --
                              VT Floating-Rate Income Fund                                   3%      0%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents              Dreyfus Variable Investment Fund --
                              Money Market Portfolio                                        10%      8%      0%      0%      0%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                    80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:


  Number of
  Completed     Surrender Charge
Years Since We as a Percentage of
 Received the  the Surrendered or
   Purchase        Withdrawn
   Payment      Purchase Payment
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:


   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------



Exceptions to the Surrender Charge


We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for Enhanced Payment Benefit Option

We charge for the Enhanced Payment Benefit Option. We deduct the charge for the Enhanced Payment Benefit Option at an effective annual rate of 0.15% of your daily net asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the

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Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

Optional Enhanced Payment Benefit

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Optional Enhanced Payment Benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.


We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.


There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if

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we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally

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invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

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Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight

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delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

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We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically

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rebalance on a quarterly, semi-annual or annual basis your assets among the
Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial

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



withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).


Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision in this prospectus.


Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count

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



toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of any Annuitant before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

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




Example:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            Annuitant's Contract  Death
End of Year     Age      Value   Benefit
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        Purchase Contract  Death
 Date   Payment   Value   Benefit
---------------------------------
3/31/06  $5,000  $ 5,000  $ 5,000
3/31/10      --   10,000   10,000
3/31/11      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2011, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2010;

  (ii) due proof of death was provided on March 31, 2011;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

When we Calculate the Death Benefit

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under optional payment plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person Who Died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant After Income Payments Begin

After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS


The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following optional payment plans are available under the contract:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted.


The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.


   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.



   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers after the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


TAX MATTERS


Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

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Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

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Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an optional payment plan.

  . If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

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Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained

                                      50

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in an employer qualified plan with respect to: participation; vesting; funding;
nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.   Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but

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    sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

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State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


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Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006, 2005 and 2004, $ million, $5.3 million and $5.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

The Company like other life insurance companies, is involved in lawsuits. In some lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although neither the Company nor Capital Brokerage Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Separate Account, or Capital Brokerage Corporation.

Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/           $13.74            $14.32          1,466    2005
                                                                   12.47             13.74          1,214    2004
                                                                    9.99             12.47            271    2003
                                                                   10.00              9.99             --    2002
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                    14.10             14.65         63,179    2005
                                                                   12.91             14.10         47,248    2004
                                                                   10.00             12.91          2,061    2003
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                       12.34             12.58          7,310    2005
                                                                   11.96             12.34          6,423    2004
                                                                    9.70             11.96          3,783    2003
                                                                   10.00              9.70            151    2002
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares             8.92              9.57         25,009    2005
                                                                    8.49              8.92         25,078    2004
                                                                    6.65              8.49         15,406    2003
                                                                    8.92              6.65         10,256    2002
                                                                   10.00              8.92          4,333    2001
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/2/                        8.21              8.69         21,016    2005
                                                                    7.70              8.21         22,713    2004
                                                                    5.95              7.70         32,316    2003
                                                                    8.75              5.95         13,055    2002
                                                                   10.00              8.75          4,761    2001
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares             10.00             11.49          1,941    2005
   (formerly, AIM V.I. Real Estate Fund)
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares           10.54             12.33         18,494    2005
                                                                   10.00             10.54              0    2004
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/3/                8.00              8.33         68,539    2005
                                                                    7.68              8.00         74,822    2004
                                                                    6.23              7.68         76,578    2003
                                                                    9.06              6.23         75,286    2002
                                                                   10.00              9.06         14,343    2001
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B         13.65             13.95         11,566    2005
                                                                   13.18             13.65         10,518    2004
                                                                   10.00             13.18          3,106    2003
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         10.16             10.47        270,520    2005
                                                                    9.27             10.16        228,096    2004
                                                                    7.12              9.27        163,858    2003
                                                                    9.29              7.12        113,958    2002
                                                                   10.00              9.29         32,844    2001
-----------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                $10.54            $12.10         34,890    2005
                                                                             10.00             10.54             --    2004
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     7.83              8.86        108,171    2005
                                                                              7.33              7.83         63,772    2004
                                                                              6.03              7.33         43,827    2003
                                                                              8.85              6.03         42,999    2002
                                                                             10.00              8.85         20,916    2001
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    10.38             10.72          2,821    2005
                                                                              9.21             10.38          2,712    2004
                                                                              6.28              9.21          2,719    2003
                                                                              9.39              6.28          2,906    2002
                                                                             10.00              9.39         38,816    2001
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         13.97             14.41          3,345    2005
                                                                             12.55             13.97             --    2004
                                                                              9.84             12.55             --    2003
                                                                             10.00              9.84             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           13.53             15.10            684    2005
                                                                             11.94             13.53            310    2004
                                                                              9.73             11.94             --    2003
                                                                             10.00              9.73             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                   12.93             13.02          8,368    2005
                                                                             11.86             12.93            989    2004
                                                                              9.63             11.86             --    2003
                                                                             10.00              9.63             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   14.23             14.73         10,661    2005
                                                                             12.63             14.23          2,261    2004
                                                                              9.94             12.63            275    2003
                                                                             10.00              9.94             --    2002
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   10.00              9.96          5,721    2005
---------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
---------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                              13.77             14.58        136,035    2005
   (formerly, Nations Marsico Growth Portfolio)                              12.36             13.77         69,362    2004
                                                                             10.00             12.36         24,394    2003
---------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         15.39             18.12        151,413    2005
   (formerly, Nations Marsico International Opportunities Portfolio)         13.39             15.39         99,486    2004
                                                                             10.00             13.39         39,886    2003
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                 14.28             15.36          2,063    2005
   Initial Shares                                                            12.66             14.28          1,138    2004
                                                                              9.75             12.66          1,108    2003
                                                                             10.00              9.75             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.81              9.93         14,505    2005
                                                                              9.90              9.81         16,920    2004
                                                                              9.99              9.90           4.74    2003
                                                                             10.00              9.99             --    2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                       7.85              8.02         12,560    2005
   Initial Shares                                                             7.50              7.85         12,167    2004
                                                                              6.04              7.50         12,095    2003
                                                                              8.63              6.04          7,848    2002
                                                                             10.00              8.63          1,048    2001
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares               $13.95            $14.78         10,236    2005
   (formerly, SVS Dreman High Return Equity Portfolio)               12.46             13.95          4,196    2004
                                                                      9.61             12.46          4,403    2003
                                                                     10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                   16.61             17.97          4,010    2005
   (formerly, SVS Dreman Small Cap Value Portfolio)                  13.43             16.61            522    2004
                                                                      9.62             13.43            522    2003
                                                                     10.00              9.62             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                               14.99             15.26            890    2005
   (formerly, Scudder Technology Growth Portfolio)                   14.99             14.99            540    2004
                                                                     10.40             14.99            349    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                       10.25             10.50        215,583    2005
                                                                     10.12             10.25        167,089    2004
                                                                      9.97             10.12         52,650    2003
                                                                     10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  13.95             14.72         26,115    2005
                                                                     13.33             13.95         15,863    2004
                                                                     10.40             13.33          3,671    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                 10.63             10.85          1,345    2005
                                                                     10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                  10.88             11.00         13,646    2005
                                                                     10.00             10.88             --    2004
-------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares            10.00             11.07          3,807    2005
-------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares             10.86             11.83            640    2005
                                                                     10.00             10.86          5,137    2004
-------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares          11.22             12.17         20,722    2005
                                                                     10.00             11.22        108,120    2004
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares               12.48             12.58        259,542    2005
                                                                     11.50             12.48         88,146    2004
                                                                      9.58             11.50         60,380    2003
                                                                      9.59              9.58         44,925    2002
                                                                     10.00              9.59          2,238    2001
-------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                        15.02             16.41         47,847    2005
                                                                     13.31             15.02         32,321    2004
                                                                     10.00             13.31          6,995    2003
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                 10.36             10.60         28,957    2005
                                                                     10.00             10.36          1,130    2004
-------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                     12.06             13.86        729,211    2005
                                                                     10.62             12.06        203,828    2004
                                                                      8.41             10.62         72,701    2003
                                                                      9.44              8.41         29,566    2002
                                                                     10.00              9.44          3,048    2001
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2        $11.82            $14.06          8,993    2005
                                                                        11.84             11.82            385    2004
                                                                        10.00             11.84             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.60             11.03        297,600    2005
                                                                         9.67             10.60        254,864    2004
                                                                         7.54              9.67        157,498    2003
                                                                         9.24              7.54         72,137    2002
                                                                        10.00              9.24         16,406    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                8.10              8.43        114,966    2005
                                                                         7.97              8.10         99,376    2004
                                                                         6.11              7.97         55,200    2003
                                                                         8.89              6.11         31,710    2002
                                                                        10.00              8.89          6,389    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.83             10.41        146,189    2005
                                                                         9.46              9.83        119,324    2004
                                                                         7.77              9.46         64,991    2003
                                                                         9.49              7.77         19,892    2002
                                                                        10.00              9.49          4,205    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              15.15             17.62        406,238    2005
                                                                        12.33             15.15        170,648    2004
                                                                         9.05             12.33         74,762    2003
                                                                        10.21              9.05         46,954    2002
                                                                        10.00             10.21          9,631    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.27             11.38         19,486    2005
                                                                        10.00             11.27         10,444    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.41        108,060    2005
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           13.11             13.05          7,699    2005
                                                                        12.32             13.11          2,087    2004
                                                                         9.85             12.32            971    2003
                                                                        10.00              9.85             --    2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       13.41             14.61          8,547    2005
                                                                        12.08             13.41          2,931    2004
                                                                         9.79             12.08          2,707    2003
                                                                        10.00              9.79             --    2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   14.57             15.82         10,579    2005
                                                                        12.47             14.57          4,809    2004
                                                                         9.57             12.47            921    2003
                                                                        10.00              9.57             --    2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              14.97             15.28         10,423    2005
                                                                        13.13             14.97          1,003    2004
                                                                        10.09             13.13            740    2003
                                                                        10.00             10.09            374    2002
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           11.08             11.14         97,546    2005
                                                                        10.87             11.08         94,779    2004
                                                                        10.65             10.87         33,377    2003
                                                                        10.00             10.65          3,625    2002
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   12.15             13.38        188,601    2005
                                                                        10.62             12.15        169,993    2004
                                                                         8.11             10.62        147,857    2003
                                                                         9.54              8.11        118,661    2002
                                                                        10.00              9.54          9,068    2001
----------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Money Market Fund                                       $ 1.00            $ 1.01       2,742,575   2005
                                                            1.00              1.00       2,102,116   2004
                                                            1.01              1.00         779,343   2003
                                                            1.01              1.01         275,280   2002
                                                            1.00              1.01         108,666   2001
---------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                9.72              9.70          67,226   2005
                                                            9.21              9.72          63,264   2004
                                                            7.25              9.21          48,329   2003
                                                            9.31              7.25          37,355   2002
                                                           10.00              9.31           2,290   2001
---------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                              16.30             17.95          63,303   2005
                                                           12.49             16.30          37,444   2004
                                                           10.00             12.49          15,802   2003
---------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     9.65              9.94       2,096,714   2005
                                                            8.87              9.65       1,547,487   2004
                                                            7.02              8.87         786,490   2003
                                                            9.17              7.02         627,019   2002
                                                           10.00              9.17          24,366   2001
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                    12.66             13.66         232,988   2005
   (formerly, Small-Cap Value Equity Fund)                 11.15             12.66         224,023   2004
                                                            9.12             11.15         208,180   2003
                                                           10.74              9.12         153,331   2002
                                                           10.00             10.74           9,466   2001
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.19             12.46         974,704   2005
                                                           11.44             12.19         390,819   2004
                                                           10.00             11.44          11,203   2003
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                          9.52              9.62          85,844   2005
                                                            8.93              9.52          82,155   2004
                                                            7.35              8.93          75,469   2003
                                                            9.24              7.35          71,518   2002
                                                           10.00              9.24           2,014   2001
---------------------------------------------------------------------------------------------------------
  Value Equity Fund                                         9.83             10.08          59,238   2005
                                                            9.10              9.83          54,719   2004
                                                            7.45              9.10          44,515   2003
                                                            9.17              7.45          37,464   2002
                                                           10.00              9.17           2,533   2001
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         10.00             11.39          11,051   2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     10.69             11.34         168,754   2005
                                                           10.02             10.69         168,581   2004
                                                            8.94             10.02         140,349   2003
                                                            9.72              8.94         110,810   2002
                                                           10.00              9.72          33,503   2001
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         9.79             10.86          48,344   2005
                                                            8.42              9.79          42,595   2004
                                                            7.11              8.42          19,713   2003
                                                            8.58              7.11          18,054   2002
                                                           10.00              8.58           3,985   2001
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.90             10.96           3,474   2005
                                                            8.80              9.90           3,576   2004
                                                            7.07              8.80           6,531   2003
                                                           10.19              7.07           4,698   2002
                                                           10.00             10.19           1,137   2001
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                $ 6.61            $ 7.26         2,610     2005
                                                                                 6.67              6.61         3,044     2004
                                                                                 4.62              6.67         4,098     2003
                                                                                 7.93              4.62         5,022     2002
                                                                                10.00              7.93         2,389     2001
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                               9.71             12.62        32,617     2005
                                                                                 8.30              9.71        34,633     2004
                                                                                 6.26              8.30        19,669     2003
                                                                                 8.55              6.26         8,952     2002
                                                                                10.00              8.55         1,742     2001
------------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                                   7.80              7.99        25,663     2005
                                                                                 7.59              7.80        26,211     2004
                                                                                 5.86              7.59        26,467     2003
                                                                                 8.11              5.86        20,303     2002
                                                                                10.00              8.11         4,940     2001
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                     8.79              9.71        22,205     2005
                                                                                 7.41              8.79        21,754     2004
                                                                                 5.58              7.41        23,130     2003
                                                                                 7.87              5.58        19,456     2002
                                                                                10.00              7.87         4,528     2001
------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                   7.85              8.17        30,151     2005
                                                                                 7.62              7.85        30,227     2004
                                                                                 6.25              7.62        32,786     2003
                                                                                 8.54              6.25        23,802     2002
                                                                                10.00              8.54         2,421     2001
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                                10.71             10.85        25,292     2005
                                                                                10.42             10.71        12,165     2004
                                                                                10.19             10.42         7,394     2003
                                                                                10.00             10.19            --     2002
------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                15.03             16.40         1,079     2005
                                                                                12.89             15.03            --     2004
                                                                                 9.87             12.89            --     2003
                                                                                10.00              9.87            --     2002
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                       15.49             16.67        29,101     2005
                                                                                12.98             15.49        14,229     2004
                                                                                10.16             12.98         9,374     2003
                                                                                10.00             10.16           152     2002
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       16.14             16.45         5,472     2005
                                                                                12.88             16.14         2,862     2004
                                                                                 9.61             12.88         1,125     2003
                                                                                10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          13.38             13.36         1,826     2005
                                                                                12.40             13.38         1,739     2004
                                                                                 9.82             12.40         1,637     2003
                                                                                10.00              9.82            --     2002
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund, Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly,         13.77             14.08        10,755     2005
   Salomon Brothers Variable All Cap Fund)                                      12.93             13.77         7,007     2004
                                                                                10.00             12.93         1,469     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II               10.00             10.56            --     2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II        $13.58            $14.57         11,170    2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.57             13.58          7,997    2004
                                                                               10.00             12.57             --    2003
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  8.03              8.25        135,434    2005
                                                                                7.47              8.03        108,120    2004
                                                                                6.19              7.47         72,388    2003
                                                                                8.68              6.19         40,187    2002
                                                                               10.00              8.68          2,249    2001
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         9.19              9.70        171,299    2005
                                                                                8.39              9.19         74,830    2004
                                                                                6.99              8.39         29,812    2003
                                                                                9.00              6.99         16,546    2002
                                                                               10.00              9.00          2,238    2001
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           8.98              9.29         44,535    2005
                                                                                8.58              8.98         44,943    2004
                                                                                6.52              8.58         20,670    2003
                                                                                9.70              6.52         10,094    2002
                                                                               10.00              9.70            428    2001
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                       11.82             11.84         14,708    2005
                                                                               11.16             11.82          5,593    2004
                                                                               10.28             11.16          1,406    2003
                                                                               10.00             10.28             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           12.54             12.68         33,576    2005
                                                                               11.46             12.54         13,950    2004
                                                                               10.03             11.46         12,124    2003
                                                                               10.00             10.03            152    2002
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              10.27             11.80         74,715    2005
                                                                                8.03             10.27         57,043    2004
                                                                                6.01              8.03         52,527    2003
                                                                                7.91              6.01         40,100    2002
                                                                               10.00              7.91          4,890    2001
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.95             11.19         37,861    2005
                                                                               10.00             10.95          9,611    2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   13.41             13.86        111,510    2005
                                                                               12.77             13.41         71,661    2004
                                                                                9.91             12.77          8,853    2003
                                                                               10.00              9.91             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      11.87             13.34        187,234    2005
                                                                               10.13             11.87        104,803    2004
                                                                                7.20             10.13         48,433    2003
                                                                                9.41              7.20         21,128    2002
                                                                               10.00              9.41          3,283    2001
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             9.85             10.27        282,120    2005
                                                                                9.16              9.85        231,025    2004
                                                                                7.35              9.16        166,822    2003
                                                                                9.21              7.35        128,125    2002
                                                                               10.00              9.21         12,321    2001
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares        $15.74            $17.02        121,746    2005
                                                                      13.40             15.74         64,389    2004
                                                                       9.43             13.40         26,082    2003
                                                                      10.00              9.43            160    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        14.13             15.59          6,129    2005
   (formerly, Oppenheimer Aggressive Growth Fund/VA --                12.00             14.13          3,632    2004
   Service Shares)                                                    10.00             12.00          2,535    2003
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.41         54,761    2005
--------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                      11.57             11.98          1,760    2005
   Administrative Class Shares                                        11.12             11.57          1,889    2004
                                                                      11.04             11.12          2,416    2003
                                                                      10.35             11.04          2,641    2002
                                                                      10.00             10.35          1,017    2001
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 12.78             13.11        156,318    2005
                                                                      11.84             12.78        115,339    2004
                                                                       9.78             11.84         72,936    2003
                                                                      10.04              9.78         26,611    2002
                                                                      10.00             10.04          5,392    2001
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                              13.42             13.86        268,658    2005
   Administrative Class Shares                                        12.66             13.42        239,725    2004
                                                                      12.37             12.66        170,726    2003
                                                                      10.67             12.37        150,388    2002
                                                                      10.00             10.67         12,309    2001
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.99         23,350    2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               12.15             12.27        970,415    2005
                                                                      11.76             12.15        790,383    2004
                                                                      11.36             11.76        389,745    2003
                                                                      10.56             11.36        276,091    2002
                                                                      10.00             10.56         13,530    2001
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                      13.05             14.66             --    2005
                                                                      12.13             13.05             --    2004
                                                                      10.00             12.13             --    2003
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          14.03             16.76            691    2005
                                                                      12.34             14.03             --    2004
                                                                      10.00             12.34             --    2003
--------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             14.86         16,162    2005
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             7.99              7.97         25,468    2005
                                                                       7.42              7.99         22,472    2004
                                                                       5.18              7.42         19,786    2003
                                                                       8.59              5.18         17,154    2002
                                                                      10.00              8.59            308    2001
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               12.00             12.32        128,429    2005
                                                                      10.37             12.00         50,022    2004
                                                                       8.05             10.37         15,943    2003
                                                                      10.00              8.05             --    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares        $ 9.00            $9.55          5,051     2005
                                                        8.56             9.00          4,758     2004
                                                        7.26             8.56          2,320     2003
                                                       10.00             7.26             --     2002
-----------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio --
   Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

                      Each Annuitant Over Age 70 at Issue

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.68            $14.22            --     2005
   Fund -- Series I shares/1/                   12.44             13.68            --     2004
                                                 9.98             12.44            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         14.05             14.57           955     2005
   shares                                       12.89             14.05         1,253     2004
                                                10.00             12.89           466     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            12.28             12.50            --     2005
   shares                                       11.93             12.28            --     2004
                                                 9.69             11.93            --     2003
                                                10.00              9.69            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   8.86              9.48           671     2005
   Fund -- Series I shares                       8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I                8.15              8.62        11,271     2005
   shares/2/                                     7.66              8.15           750     2004
                                                 5.93              7.66           751     2003
                                                 8.74              5.93           768     2002
                                                10.00              8.74            --     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    10.00             11.47            --     2005
   Fund -- Series II shares (formerly,
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.63             12.30            --     2005
   Fund -- Series II shares                     10.00             10.63            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          7.94              8.25         9,657     2005
   I shares/3/                                   7.64              7.94        13,257     2004
                                                 6.21              7.64        25,335     2003
                                                 9.05              6.21        20,837     2002
                                                10.00              9.05         4,725     2001
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.61             13.87            --     2005
   Portfolio -- Class B                         13.16             13.61            --     2004
                                                10.00             13.16            --     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.09             10.38        53,117     2005
   Portfolio -- Class B                          9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.07            --     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              7.77              8.78        30,628     2005
   Portfolio -- Class B                          7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth            $10.30            $10.63         1,528     2005
   Portfolio -- Class B                          9.16             10.30         1,528     2004
                                                 6.26              9.16         1,528     2003
                                                 9.37              6.26         1,529     2002
                                                10.00              9.37            --     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             13.91             14.31            --     2005
                                                12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.46             14.99            --     2005
                                                11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                    12.87             12.93            --     2005
                                                11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.17             14.63            --     2005
                                                12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.94            --     2005
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         13.72             14.50         7,827     2005
   Series (formerly, Nations Marsico            12.35             13.72         8,786     2004
   Growth Portfolio)                            10.00             12.35         7,561     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series (formerly, Nations Marsico            15.33             18.03         4,767     2005
   International Opportunities                  13.37             15.33         5,263     2004
   Portfolio)                                   10.00             13.37         5,090     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.21             15.26            --     2005
   Portfolios -- MidCap Stock                   12.63             14.21            --     2004
   Portfolio -- Initial Shares                   9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.76              9.85            --     2005
   Fund -- Money Market Portfolio                9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.79              7.94           575     2005
   Growth Fund, Inc. -- Initial Shares           7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.89             14.68            --     2005
   VIP -- Class B Shares (formerly, SVS         12.43             13.89            --     2004
   Dreman High Return Equity Portfolio)          9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 DWS Dreman Small Cap Value                    $16.53            $17.85            --     2005
   VIP -- Class B Shares (formerly, SVS         13.39             16.53            --     2004
   Dreman Small Cap Value Portfolio)             9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                  14.92             15.15            --     2005
   Shares (formerly, Scudder Technology         14.95             14.92            --     2004
   Growth Portfolio)                            10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.61             10.81            --     2005
                                                10.00             10.61            --     2004
----------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class         10.86             10.96            --     2005
   III Shares                                   10.00             10.86            --     2004
----------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I.
   Fund -- Class III Shares                     10.00             11.05            --     2005
----------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I.                  10.85             11.78            --     2005
   Fund -- Class III Shares                     10.00             10.85            --     2004
----------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I.               11.20             12.13            --     2005
   Fund -- Class III Shares                     10.00             11.20            --     2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.39             12.47         4,817     2005
   II -- Service Shares                         11.44             12.39         5,064     2004
                                                 9.55             11.44         7,968     2003
                                                 9.58              9.55         3,837     2002
                                                10.00              9.58            53     2001
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.97             16.32         1,002     2005
   Shares                                       13.30             14.97           903     2004
                                                10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                          10.35             10.56            --     2005
   Portfolio -- Service Class 2                 10.00             10.35            --     2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.97             13.73         6,244     2005
   Class 2                                      10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.78             13.98            --     2005
   Portfolio -- Service Class 2                 11.83             11.78            --     2004
                                                10.00             11.83            --     2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service        $10.52            $10.92        26,910     2005
   Class 2                                       9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.05              8.35        10,198     2005
                                                 7.93              8.05        11,174     2004
                                                 6.09              7.93        12,463     2003
                                                 8.88              6.09        12,319     2002
                                                10.00              8.88           468     2001
----------------------------------------------------------------------------------------------
 VIP Growth & Income                             9.76             10.31        14,267     2005
   Portfolio -- Service Class 2                  9.41              9.76        14,660     2004
                                                 7.75              9.41        15,727     2003
                                                 9.47              7.75        10,540     2002
                                                10.00              9.47           158     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         15.04             17.46        12,515     2005
   2                                            12.27             15.04        13,468     2004
                                                 9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.26             11.34            --     2005
   Portfolio -- Service Class 2                 10.00             11.26            --     2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           13.05             12.96            --     2005
   Fund -- Class 2 Shares                       12.29             13.05            --     2004
                                                 9.84             12.29            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.34             14.51         1,819     2005
   2 Shares                                     12.05             13.34         1,819     2004
                                                 9.79             12.05         1,818     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   14.50             15.70            --     2005
   Fund -- Class 2 Shares                       12.44             14.50            --     2004
                                                 9.56             12.44            --     2003
                                                10.00              9.56            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.90             15.17            --     2005
   Fund -- Class 2 Shares                       13.09             14.90            --     2004
                                                10.09             13.09            --     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    11.02             11.06         2,818     2005
                                                10.83             11.02         3,343     2004
                                                10.63             10.83         2,648     2003
                                                10.00             10.63            --     2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            12.06             13.25        20,514     2005
                                                10.57             12.06        11,511     2004
                                                 8.08             10.57        11,435     2003
                                                 9.53              8.08        17,118     2002
                                                10.00              9.53            --     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Money Market Fund                             $ 0.99            $ 1.00         33,949    2005
                                                 1.00              0.99         49,033    2004
                                                 1.01              1.00        123,772    2003
                                                 1.01              1.01        179,540    2002
                                                 1.00              1.01          9,904    2001
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      9.65              9.61          2,674    2005
                                                 9.16              9.65          2,675    2004
                                                 7.23              9.16          2,768    2003
                                                 9.30              7.23          1,795    2002
                                                10.00              9.30             29    2001
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    16.24             17.86          1,389    2005
                                                12.48             16.24          1,406    2004
                                                10.00             12.48          1,901    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           9.58              9.85         47,120    2005
                                                 8.82              9.58         42,619    2004
                                                 6.99              8.82         47,772    2003
                                                 9.16              6.99         34,661    2002
                                                10.00              9.16          2,381    2001
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,               12.56             13.54         21,399    2005
   Small-Cap Value Equity Fund)                 11.09             12.56         13,726    2004
                                                 9.09             11.09         14,785    2003
                                                10.73              9.09          8,759    2002
                                                10.00             10.73          1,266    2001
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.15             12.39         15,026    2005
                                                11.42             12.15          9,115    2004
                                                10.00             11.42          8,700    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                9.46              9.53         14,866    2005
                                                 8.89              9.46          4,238    2004
                                                 7.33              8.89          4,238    2003
                                                 9.23              7.33          5,075    2002
                                                10.00              9.23             28    2001
----------------------------------------------------------------------------------------------
 Value Equity Fund                               9.76              9.99         16,770    2005
                                                 9.06              9.76          6,342    2004
                                                 7.42              9.06          7,469    2003
                                                 9.16              7.42          8,216    2002
                                                10.00              9.16             --    2001
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.37             --    2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.61             11.24         23,284    2005
                                                 9.96             10.61         26,410    2004
                                                 8.91              9.96         36,951    2003
                                                 9.70              8.91         41,381    2002
                                                10.00              9.70          2,523    2001
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares               9.72             10.76          2,542    2005
                                                 8.38              9.72          1,121    2004
                                                 7.08              8.38          1,277    2003
                                                 8.57              7.08          1,214    2002
                                                10.00              8.57          1,718    2001
----------------------------------------------------------------------------------------------
 Global Life Sciences                            9.83             10.86          7,491    2005
   Portfolio -- Service Shares                   8.75              9.83          7,784    2004
                                                 7.05              8.75          8,446    2003
                                                10.18              7.05          5,576    2002
                                                10.00             10.18             --    2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service        $ 6.56            $ 7.20            --     2005
   Shares                                        6.63              6.56            --     2004
                                                 4.60              6.63           332     2003
                                                 7.93              4.60           333     2002
                                                10.00              7.93           333     2001
----------------------------------------------------------------------------------------------
 International Growth                            9.64             12.50         2,650     2005
   Portfolio -- Service Shares                   8.25              9.64         3,017     2004
                                                 6.24              8.25         2,519     2003
                                                 8.54              6.24           891     2002
                                                10.00              8.54           470     2001
----------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service           7.74              7.92         6,286     2005
   Shares                                        7.55              7.74         6,555     2004
                                                 5.84              7.55         6,859     2003
                                                 8.10              5.84         4,967     2002
                                                10.00              8.10            --     2001
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service             8.73              9.62         1,203     2005
   Shares                                        7.37              8.73        11,725     2004
                                                 5.56              7.37         2,927     2003
                                                 7.86              5.56         1,801     2002
                                                10.00              7.86            --     2001
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service           7.79              8.09         7,775     2005
   Shares                                        7.58              7.79         8,454     2004
                                                 6.23              7.58         9,263     2003
                                                 8.53              6.23        10,366     2002
                                                10.00              8.53           440     2001
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.66             10.77            --     2005
                                                10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.96             16.29            --     2005
                                                12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.42             16.56         1,695     2005
                                                12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.07             16.34         1,721     2005
                                                12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.31             13.27            --     2005
                                                12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Fund Inc)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,             13.73             14.00            --     2005
   Salomon Brothers Variable All Cap            12.92             13.73            --     2004
   Fund)                                        10.00             12.92            --     2003
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total             10.00             10.55            --     2005
   Return Portfolio -- Class
   II (formerly, Salomon Brothers
   Variable Total Return Fund)
----------------------------------------------------------------------------------------------


                                                                                      Accumulation      Accumulation
                                                                                     Unit Values at    Unit Values at
Subaccounts                                                                        Beginning of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------------------------------

   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II (formerly,       $13.43            $14.48
   Salomon Brothers Variable Aggressive                                                   12.56             13.43
   Growth Fund)                                                                           10.00             12.56
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                                                             7.97              8.17
   Series -- Service Class Shares                                                          7.44              7.97
                                                                                           6.17              7.44
                                                                                           8.67              6.17
                                                                                          10.00              8.67
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                                                                    9.13              9.61
   Series -- Service Class Shares                                                          8.35              9.13
                                                                                           6.97              8.35
                                                                                           8.99              6.97
                                                                                          10.00              8.99
----------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service                                                    8.91              9.21
   Class Shares                                                                            8.53              8.91
                                                                                           6.50              8.53
                                                                                           9.69              6.50
                                                                                          10.00              9.69
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --                                                        11.77             11.76
   Service Class Shares                                                                   11.13             11.77
                                                                                          10.27             11.13
                                                                                          10.00             10.27
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service                                                    12.48             12.59
   Class Shares                                                                           11.43             12.48
                                                                                          10.02             11.43
                                                                                          10.00             10.02
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service                                                       10.20             11.69
   Class Shares                                                                            7.99             10.20
                                                                                           5.99              7.99
                                                                                           7.90              5.99
                                                                                          10.00              7.90
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced                                                                     10.93             11.14
   Fund/VA -- Service Shares                                                              10.00             10.93
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation                                                         13.35             13.77
   Fund/VA -- Service Shares                                                              12.73             13.35
                                                                                           9.91             12.73
                                                                                          10.00              9.91
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                                                            11.78             13.22
   Fund/VA -- Service Shares                                                              10.08             11.78
                                                                                           7.17             10.08
                                                                                           9.39              7.17
                                                                                          10.00              9.39
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street                                                                   9.78             10.17
   Fund/VA -- Service Shares                                                               9.11              9.78
                                                                                           7.33              9.11
                                                                                           9.20              7.33
                                                                                          10.00              9.20
----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                                                   Accumulation
                                                                                     Units at
Subaccounts                                                                        End of Period Year
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
-----------------------------------------------------------------------------------------------------

   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II (formerly,        --     2005
   Salomon Brothers Variable Aggressive                                                   --     2004
   Growth Fund)                                                                           --     2003
-----------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                                                         6,448     2005
   Series -- Service Class Shares                                                      6,521     2004
                                                                                       5,766     2003
                                                                                      15,424     2002
                                                                                         504     2001
-----------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                                                                5,385     2005
   Series -- Service Class Shares                                                      5,849     2004
                                                                                       5,421     2003
                                                                                       5,971     2002
                                                                                         426     2001
-----------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service                                                4,693     2005
   Class Shares                                                                        4,837     2004
                                                                                       4,938     2003
                                                                                       2,072     2002
                                                                                          --     2001
-----------------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --                                                        --     2005
   Service Class Shares                                                                   --     2004
                                                                                          --     2003
                                                                                          --     2002
-----------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service                                                    --     2005
   Class Shares                                                                           --     2004
                                                                                          --     2003
                                                                                          --     2002
-----------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service                                                    7,153     2005
   Class Shares                                                                        8,475     2004
                                                                                       7,726     2003
                                                                                       8,996     2002
                                                                                          62     2001
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares
-----------------------------------------------------------------------------------------------------
 Oppenheimer Balanced                                                                     --     2005
   Fund/VA -- Service Shares                                                              --     2004
-----------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation                                                        267     2005
   Fund/VA -- Service Shares                                                             109     2004
                                                                                          --     2003
                                                                                          --     2002
-----------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                                                         8,070     2005
   Fund/VA -- Service Shares                                                          14,961     2004
                                                                                       8,202     2003
                                                                                       3,631     2002
                                                                                         924     2001
-----------------------------------------------------------------------------------------------------
 Oppenheimer Main Street                                                              25,255     2005
   Fund/VA -- Service Shares                                                          23,156     2004
                                                                                      34,292     2003
                                                                                      24,867     2002
                                                                                       2,197     2001
-----------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap             $15.67            $16.91         4,358     2005
   Fund/VA -- Service Shares                    13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer                14.08             15.51           112     2005
   Aggressive Growth Fund/VA -- Service         11.99             14.08           126     2004
   Shares)                                      10.00             11.99           126     2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            11.49             11.88         1,537     2005
   Hedged) -- Administrative Class              11.06             11.49         1,583     2004
   Shares                                       11.00             11.06         1,590     2003
                                                10.37             11.00         1,640     2002
                                                10.00             10.34           797     2001
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.68             12.99        18,941     2005
   Class Shares                                 11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      13.33             13.73        19,045     2005
   Portfolio -- Administrative Class            12.60             13.33        18,407     2004
   Shares                                       12.33             12.60        23,243     2003
                                                10.49             12.33        27,306     2002
                                                10.00             10.66        10,046     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------
 Total Return                                   12.06             12.15        55,425     2005
   Portfolio -- Administrative Class            11.69             12.06        64,580     2004
   Shares                                       11.32             11.69        85,023     2003
                                                10.51             11.32        62,340     2002
                                                10.00             10.55         8,306     2001
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 13.01             14.59            --     2005
                                                12.13             13.01            --     2004
                                                10.00             12.13            --     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           13.98             16.67            --     2005
   Portfolio -- Class II                        12.34             13.98            --     2004
                                                10.00             12.34            --     2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II        10.00             14.84            --     2005
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        7.94              7.89         3,335     2005
                                                 7.38              7.94         8,330     2004
                                                 5.16              7.38         4,636     2003
                                                 8.58              5.16         5,514     2002
                                                10.00              8.58            --     2001
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares          11.94             12.22         1,254     2005
                                                10.34             11.94         1,461     2004
                                                 8.03             10.34         1,315     2003
                                                10.00              8.03            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II         $ 8.96            $9.48          1,490     2005
   Shares                                        8.53             8.96             41     2004
                                                 7.25             8.53             12     2003
                                                10.00             7.25             --     2002
----------------------------------------------------------------------------------------------

   The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds - AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio --
   Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/             $13.70            $14.25          5,050    2005
                                                                     12.45             13.70          5,177    2004
                                                                      9.99             12.45          3,492    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      14.06             14.59         69,455    2005
                                                                     12.89             14.06         62,802    2004
                                                                     10.00             12.89         19,517    2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         12.29             12.52         13,812    2005
                                                                     11.94             12.29          9,699    2004
                                                                      9.70             11.94          1,160    2003
                                                                     10.00              9.70             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               9.89             10.59         16,101    2005
                                                                      9.43              9.89         16,724    2004
                                                                      7.40              9.43         12,730    2003
                                                                     10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/2/                          9.48             10.02         12,697    2005
                                                                      8.90              9.48         16,434    2004
                                                                      6.89              8.90         17,646    2003
                                                                     10.00              6.89          8,091    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               10.00             11.48          1,448    2005
   (formerly, AIM V.I. Real Estate Fund)
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares            10.63             12.31         19,585    2005
                                                                     10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/3/                  8.98              9.33         26,399    2005
                                                                      8.63              8.98         29,888    2004
                                                                      7.01              8.63         29,648    2003
                                                                     10.00              7.01         18,661    2002
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.62             13.89         10,326    2005
                                                                     13.17             13.62          9,531    2004
                                                                     10.00             13.17          8,384    2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.76             11.08        284,268    2005
                                                                      9.84             10.76        261,035    2004
                                                                      7.56              9.84        169,732    2003
                                                                     10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.08         22,694    2005
                                                                     10.00             10.54          3,222    2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             9.23             10.43         90,714    2005
                                                                      8.66              9.23         86,258    2004
                                                                      7.13              8.66         66,220    2003
                                                                     10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            11.16             11.52          6,126    2005
                                                                      9.92             11.16          6,232    2004
                                                                      6.78              9.92          8,989    2003
                                                                     10.00              6.78          7,344    2002
-------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                        $13.92            $14.33        17,840     2005
                                                                             12.52             13.92        11,847     2004
                                                                              9.84             12.52         8,523     2003
                                                                             10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           13.48             15.02        11,433     2005
                                                                             11.92             13.48         8,770     2004
                                                                              9.73             11.92         2,047     2003
                                                                             10.00              9.73            --     2002
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                12.89             12.96        45,479     2005
                                                                             11.83             12.89        29,179     2004
                                                                              9.63             11.83           662     2003
                                                                             10.00              9.63            --     2002
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   14.18             14.66        97,809     2005
                                                                             12.61             14.18        87,690     2004
                                                                              9.94             12.61        63,811     2003
                                                                             10.00              9.94            --     2002
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   10.00              9.95        15,057     2005
---------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
 (formerly, Nations Separate Account Trust)
---------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                              13.74             14.52        43,137     2005
   (formerly, Nations Marsico Growth Portfolio)                              12.35             13.74        32,534     2004
                                                                             10.00             12.35        17,018     2003
---------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         15.35             18.05        41,320     2005
   (formerly, Nations Marsico International Opportunities Portfolio)         13.38             15.35        29,327     2004
                                                                             10.00             13.38         8,270     2003
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                 14.23             15.29         3,849     2005
   Initial Shares                                                            12.63             14.23         3,913     2004
                                                                              9.75             12.63         1,353     2003
                                                                             10.00              9.75            --     2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.78              9.88        50,673     2005
                                                                              9.88              9.78        57,513     2004
                                                                              9.99              9.88           550     2003
                                                                             10.00              9.99            --     2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --                       9.17              9.35        21,848     2005
   Initial Shares                                                             8.77              9.17        18,353     2004
                                                                              7.08              8.77         2,414     2003
                                                                             10.00              7.08            --     2002
---------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
---------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        13.90             14.71        30,460     2005
   (formerly, SVS Dreman High Return Equity Portfolio)                       12.44             13.90        29,297     2004
                                                                              9.61             12.44        17,801     2003
                                                                             10.00              9.61            --     2002
---------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                           16.55             17.88        25,761     2005
   (formerly, SVS Dreman Small Cap Value Portfolio)                          13.40             16.55        20,023     2004
                                                                              9.62             13.40         3,257     2003
                                                                             10.00              9.62            --     2002
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                 $14.94            $15.18         10,180    2005
   (formerly, Scudder Technology Growth Portfolio)                      14.96             14.94          6,392    2004
                                                                        10.40             14.96          2,760    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.22             10.44        333,526    2005
                                                                        10.10             10.22        250,029    2004
                                                                         9.97             10.10         28,306    2003
                                                                        10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.90             14.64         41,445    2005
                                                                        13.30             13.90         33,095    2004
                                                                        10.40             13.30         13,554    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.62             10.82             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                     10.87             10.97          6,660    2005
                                                                        10.00             10.87          2,080    2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.05          2,538    2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.85             11.80          4,175    2005
                                                                        10.00             10.85          2,808    2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.21             12.14          7,452    2005
                                                                        10.00             11.21          1,463    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.73             12.81         86,487    2005
                                                                        11.75             12.73         71,122    2004
                                                                         9.80             11.75         37,414    2003
                                                                        10.00              9.80         12,646    2002
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           14.98             16.35         83,653    2005
                                                                        13.30             14.98         65,988    2004
                                                                         7.92             13.30         17,950    2003
                                                                        10.00              7.92          2,767    2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.35             10.57            497    2005
                                                                        10.00             10.35            519    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.55             14.41        398,677    2005
                                                                        11.08             12.55        266,394    2004
                                                                         8.78             11.08        135,316    2003
                                                                        10.00              8.78         60,564    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.79             14.00          2,040    2005
                                                                        11.83             11.79             97    2004
                                                                        10.00             11.83             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.00             11.43        224,213    2005
                                                                        10.05             11.00        213,582    2004
                                                                         7.85             10.05        102,175    2003
                                                                        10.00              7.85         33,456    2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.01              9.35         93,375    2005
                                                                         8.88              9.01        103,478    2004
                                                                         6.81              8.88         62,076    2003
                                                                        10.00              6.81         20,580    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                   $10.27            $10.86         134,916   2005
                                                                       9.89             10.27         120,440   2004
                                                                       8.15              9.89          33,551   2003
                                                                      10.00              8.15          19,172   2002
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            14.64             17.00         203,574   2005
                                                                      11.94             14.64         146,394   2004
                                                                       8.77             11.94          95,913   2003
                                                                      10.00              8.77          48,119   2002
--------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Shares 2                  11.26             11.35           2,081   2005
                                                                      10.00             11.26           1,000   2004
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00             10.40          28,591   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.06             12.99          19,756   2005
                                                                      12.30             13.06          17,459   2004
                                                                       9.85             12.30           6,139   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     13.36             14.53          22,235   2005
                                                                      12.05             13.36          22,138   2004
                                                                       9.79             12.05           6,192   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 14.52             15.74          77,610   2005
                                                                      12.45             14.52          71,929   2004
                                                                       9.57             12.45          43,314   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.92             15.20          12,832   2005
                                                                      13.10             14.92           6,665   2004
                                                                      10.09             13.10             896   2003
                                                                      10.00             10.09              --   2002
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         11.03             11.08         143,594   2005
                                                                      10.84             11.03         156,106   2004
                                                                      10.64             10.84          84,484   2003
                                                                      10.00             10.64           1,450   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                 11.98             13.17          89,802   2005
                                                                      10.49             11.98          85,624   2004
                                                                       8.02             10.49          60,649   2003
                                                                      10.00              8.02          28,293   2002
--------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    0.98              0.99         998,082   2005
                                                                       0.99              0.98       1,138,513   2004
                                                                       1.00              0.99         689,523   2003
                                                                       1.00              1.00         449,804   2002
--------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                          10.15             10.12          56,444   2005
                                                                       9.64             10.15          51,834   2004
                                                                       7.60              9.64          36,081   2003
                                                                      10.00              7.60          11,446   2002
--------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                         16.25             17.88          65,785   2005
                                                                      12.48             16.25          46,125   2004
                                                                      10.00             12.48          13,021   2003
--------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               10.34             10.63         692,994   2005
                                                                       9.51             10.34         695,382   2004
                                                                       7.54              9.51         337,746   2003
                                                                      10.00              7.54          46,625   2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)        $11.64            $12.54        113,582    2005
                                                                        10.27             11.64        103,448    2004
                                                                         8.41             10.27         91,102    2003
                                                                        10.00              8.41         51,245    2002
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   12.16             12.41        235,563    2005
                                                                        11.42             12.16        202,048    2004
                                                                        10.00             11.42         31,429    2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      10.05             10.14         28,946    2005
                                                                         9.45             10.05         23,804    2004
                                                                         7.79              9.45         20,235    2003
                                                                        10.00              7.79         12,337    2002
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     10.37             10.62         75,513    2005
                                                                         9.62             10.37         74,152    2004
                                                                         7.88              9.62         57,237    2003
                                                                        10.00              7.88         26,584    2002
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      10.00             11.38         11,969    2005
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  10.84             11.48        183,799    2005
                                                                        10.17             10.84        190,850    2004
                                                                         9.09             10.17        167,564    2003
                                                                        10.00              9.09         80,645    2002
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     11.58             12.82          4,198    2005
                                                                         9.97             11.58          4,628    2004
                                                                         8.43              9.97          3,856    2003
                                                                        10.00              8.43             --    2002
----------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      10.59             11.71          2,972    2005
                                                                         9.42             10.59          2,737    2004
                                                                         7.59              9.42          2,674    2003
                                                                        10.00              7.59            198    2002
----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                          8.50              9.33          4,143    2005
                                                                         8.59              8.50          4,611    2004
                                                                         5.96              8.59          4,316    2003
                                                                        10.00              5.96          3,896    2002
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      11.34             14.72         29,607    2005
                                                                         9.71             11.34         33,797    2004
                                                                         7.33              9.71         30,783    2003
                                                                        10.00              7.33          5,962    2002
----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                           9.39              9.61          6,190    2005
                                                                         9.16              9.39          8,425    2004
                                                                         7.08              9.16          9,756    2003
                                                                        10.00              7.08          6,285    2002
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            12.17             13.42          7,075    2005
                                                                        10.27             12.17          7,352    2004
                                                                         7.74             10.27          6,079    2003
                                                                        10.00              7.74          5,577    2002
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                           9.19              9.54         37,897    2005
                                                                         8.93              9.19         34,824    2004
                                                                         7.34              8.93         40,941    2003
                                                                        10.00              7.34         33,137    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                               $10.64            $10.79        143,327    2005
                                                                                10.40             10.64         99,245    2004
                                                                                10.19             10.40         23,893    2003
                                                                                10.00             10.19             --    2002
------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                14.98             16.32          7,521    2005
                                                                                12.86             14.98          4,494    2004
                                                                                 9.87             12.86            950    2003
                                                                                10.00              9.87             --    2002
------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                       15.44             16.59        152,287    2005
                                                                                12.96             15.44        122,140    2004
                                                                                10.16             12.96         52,773    2003
                                                                                10.00             10.16             --    2002
------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                       16.09             16.37         18,831    2005
                                                                                12.86             16.09         15,882    2004
                                                                                 9.61             12.86          4,609    2003
                                                                                10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          13.33             13.29          9,679    2005
                                                                                12.37             13.33          8,192    2004
                                                                                 9.82             12.37          2,737    2003
                                                                                10.00              9.82             --    2002
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund Inc)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly,         13.74             14.02         11,983    2005
   Salomon Brothers Variable All Cap Fund)                                      12.92             13.74          9,185    2004
                                                                                10.00             12.92          1,498    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II               10.00             10.55             --    2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          13.45             14.51         12,396    2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                 12.56             13.45          4,016    2004
                                                                                10.00             12.56          2,366    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   9.37              9.61         91,062    2005
                                                                                 8.73              9.37         82,552    2004
                                                                                 7.24              8.73         51,479    2003
                                                                                10.00              7.24         20,603    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.09             10.62        184,962    2005
                                                                                 9.23             10.09        178,250    2004
                                                                                 7.70              9.23         86,862    2003
                                                                                10.00              7.70         35,076    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            9.38              9.69         49,351    2005
                                                                                 8.97              9.38         48,727    2004
                                                                                 6.83              8.97         45,717    2003
                                                                                10.00              6.83          7,509    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        11.78             11.78         29,430    2005
                                                                                11.13             11.78         13,199    2004
                                                                                10.28             11.13          5,724    2003
                                                                                10.00             10.28             --    2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.50            $12.62         78,093    2005
                                                                      11.44             12.50         38,814    2004
                                                                      10.03             11.44          5,547    2003
                                                                      10.00             10.03             --    2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     13.61             15.61         51,763    2005
                                                                      10.65             13.61         34,079    2004
                                                                       7.99             10.65          8,480    2003
                                                                      10.00              7.99          4,054    2002
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.94             11.16         51,345    2005
                                                                      10.00             10.94         10,799    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          13.37             13.79        218,436    2005
                                                                      12.74             13.37        199,631    2004
                                                                       9.91             12.74         66,420    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             12.32             13.83        154,205    2005
                                                                      10.53             12.32        116,739    2004
                                                                       7.49             10.53         89,718    2003
                                                                      10.00              7.49         47,524    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.46             10.89        343,711    2005
                                                                       9.74             10.46        331,477    2004
                                                                       7.83              9.74        242,188    2003
                                                                      10.00              7.83        127,593    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         15.69             16.94        116,049    2005
                                                                      13.38             15.69         97,208    2004
                                                                       9.43             13.38         53,612    2003
                                                                      10.00              9.43             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        14.09             15.53          9,710    2005
   (formerly, Oppenheimer Aggressive Growth Fund/VA --                11.99             14.09          8,229    2004
   Service Shares)                                                    10.00             11.99          4,842    2003
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.40          3,762    2005
--------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                      11.13             11.51          7,788    2005
   Administrative Class Shares                                        10.72             11.13          7,254    2004
                                                                      10.65             10.72          3,381    2003
                                                                      10.00             10.65          3,186    2002
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 12.66             12.97        146,080    2005
                                                                      11.74             12.66        130,738    2004
                                                                       9.71             11.74         76,350    2003
                                                                      10.00              9.71         39,904    2002
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                              12.66             13.03        240,910    2005
   Administrative Class Shares                                        11.96             12.66        200,187    2004
                                                                      11.70             11.96        130,619    2003
                                                                      10.00             11.70        101,339    2002
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.98         18,052    2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               11.41             11.50        558,252    2005
                                                                      11.05             11.41        507,955    2004
                                                                      10.69             11.05        389,832    2003
                                                                      10.00             10.69        242,867    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund
 (formerly, The Prudential Series Fund, Inc.)
-----------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                      $13.02            $14.61         2,683     2005
                                                       12.12             13.02         5,487     2004
                                                       10.00             12.12         4,620     2003
-----------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II           13.99             16.69         3,107     2005
                                                       12.32             13.99           965     2004
                                                       10.00             12.32            --     2003
-----------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II              10.00             14.85         2,289     2005
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------
  OTC Fund                                              9.44              9.39        49,381     2005
                                                        8.77              9.44        48,742     2004
                                                        6.13              8.77        26,900     2003
                                                       10.00              6.13        13,798     2002
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                11.95             12.25        91,949     2005
                                                       10.35             11.95        61,659     2004
                                                        8.05             10.35        23,679     2003
                                                       10.00              8.05            --     2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          8.97              9.50        10,502     2005
                                                        8.54              8.97         9,109     2004
                                                        7.26              8.54         6,477     2003
                                                       10.00              7.26            --     2002
-----------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio --
   Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.63            $14.15            --     2005
   Fund -- Series I shares/1/                   12.42             13.63            --     2004
                                                 9.99             12.42            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         14.02             14.51         3,805     2005
   shares                                       12.88             14.02         7,503     2004
                                                10.00             12.88         6,296     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            12.24             12.43            --     2005
   shares                                       11.91             12.24            --     2004
                                                 9.70             11.91            --     2003
                                                10.00              9.70            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   9.83             10.51         2,675     2005
   Fund -- Series I shares                       9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I                9.42              9.95         3,495     2005
   shares/2/                                     8.87              9.42         3,458     2004
                                                 6.88              8.87         3,385     2003
                                                10.00              6.88         1,967     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    10.00             11.46            --     2005
   Fund -- Series II shares (formerly,
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.62             12.28         2,267     2005
   Fund -- Series II shares                     10.00             10.62            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          8.93              9.26         4,630     2005
   I shares/3/                                   8.59              8.93         7,267     2004
                                                 7.00              8.59         6,455     2003
                                                10.00              7.00        15,527     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.57             13.81           524     2005
   Portfolio -- Class B                         13.15             13.57         3,077     2004
                                                10.00             13.15         3,005     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.70             10.99        86,656     2005
   Portfolio -- Class B                          9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.06         5,913     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              9.18             10.35        17,191     2005
   Portfolio -- Class B                          8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth             11.10             11.42            --     2005
   Portfolio -- Class B                          9.88             11.10            --     2004
                                                 6.77              9.88            --     2003
                                                10.00              6.77            --     2002
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/3/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I            $13.86            $14.23            --     2005
                                                12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.42             14.92         1,594     2005
                                                11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       12.83             12.87         1,225     2005
                                                11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.12             14.56           155     2005
                                                12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         13.69             14.45         9,141     2005
   Series (formerly, Nations Marsico            12.33             13.69         7,853     2004
   Growth Portfolio)                            10.00             12.33            --     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund,
   Variable Series (formerly, Nations           15.30             17.95         2,447     2005
   Marsico International Opportunities          13.36             15.30         1,931     2004
   Portfolio)                                   10.00             13.36         1,127     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.16             15.18            --     2005
   Portfolios -- MidCap Stock                   12.60             14.16            --     2004
   Portfolio -- Initial Shares                   9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.73              9.81         2,189     2005
   Fund -- Money Market Portfolio                9.85              9.73         3,207     2004
                                                 9.99              9.85            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.12              9.27            --     2005
   Growth Fund, Inc. -- Initial Shares           8.74              9.12            --     2004
                                                 7.06              8.74            --     2003
                                                10.00              7.06            --     2002
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.84             14.61            --     2005
   VIP -- Class B Shares (formerly, SVS         12.40             13.84            --     2004
   Dreman High Return Equity Portfolio)          9.61             12.40            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Cap Value                     16.47             17.76           386     2005
   VIP -- Class B Shares (formerly, SVS         13.36             16.47           399     2004
   Dreman Small Cap Value Portfolio)             9.62             13.36            38     2003
                                                10.00              9.62            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                 $14.87            $15.08            582    2005
   Shares (formerly, Scudder Technology         14.92             14.87            582    2004
   Growth Portfolio)                            10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.17             10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.60             10.78             --    2005
                                                10.00             10.60             --    2004
----------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class         10.85             10.93             --    2005
   III Shares                                   10.00             10.85             --    2004
----------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I.
   Fund -- Class III Shares                     10.00             11.03             --    2005
----------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I.                  10.84             11.75             --    2005
   Fund -- Class III Shares                     10.00             10.84             --    2004
----------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I.               11.19             12.10             --    2005
   Fund -- Class III Shares                     10.00             11.19             --    2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.66             12.71          9,934    2005
   II -- Service Shares                         11.70             12.66          8,133    2004
                                                 9.78             11.70         10,220    2003
                                                10.00              9.78          1,030    2002
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.93             16.26          7,779    2005
   Shares                                       13.28             14.93          5,995    2004
                                                 7.90             13.28          3,471    2003
                                                10.00              7.90            427    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                          10.34             10.53             --    2005
   Portfolio -- Service Class 2                 10.00             10.34             --    2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         12.48             14.30         53,025    2005
   Class 2                                      11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.75             13.92             --    2005
   Portfolio -- Service Class 2                 11.81             11.75             --    2004
                                                10.00             11.81             --    2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.94             11.34         65,539    2005
   Class 2                                      10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.96              9.28          7,972    2005
                                                 8.85              8.96          7,706    2004
                                                 6.80              8.85          4,875    2003
                                                10.00              6.80          1,830    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VIP Growth & Income                           $10.22            $10.77          7,979    2005
   Portfolio -- Service Class 2                  9.86             10.22          4,319    2004
                                                 8.13              9.86         13,084    2003
                                                10.00              8.13         10,477    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         14.56             16.87         38,530    2005
   2                                            11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.25             11.31             --    2005
   Portfolio -- Service Class 2                 10.00             11.25             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.38            907    2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           13.00             12.90             --    2005
   Fund -- Class 2 Shares                       12.27             13.00             --    2004
                                                 9.85             12.27             --    2003
                                                10.00              9.85             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.30             14.44            750    2005
   2 Shares                                     12.02             13.30            906    2004
                                                 9.79             12.02            906    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   14.45             15.63          2,319    2005
   Fund -- Class 2 Shares                       12.41             14.45          2,253    2004
                                                 9.57             12.41            202    2003
                                                10.00              9.57             --    2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.85             15.10          1,028    2005
   Fund -- Class 2 Shares                       13.07             14.85            734    2004
                                                10.09             13.07            734    2003
                                                10.00             10.09             --    2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.97             11.00         14.742    2005
                                                10.81             10.97         14,741    2004
                                                10.62             10.81         13,639    2003
                                                10.00             10.62            160    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            11.91             13.07         27,025    2005
                                                10.45             11.91         30,131    2004
                                                 8.01             10.45         32,636    2003
                                                10.00              8.01         19,610    2002
----------------------------------------------------------------------------------------------
 Money Market Fund                               0.98              0.99        462,125    2005
                                                 0.99              0.98        467,693    2004
                                                 1.00              0.99        526,897    2003
                                                 1.00              1.00        686,286    2002
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                     10.10             10.04          6,207    2005
                                                 9.61             10.10          6,558    2004
                                                 7.59              9.61         10,227    2003
                                                10.00              7.59          1,455    2002
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    16.20             17.78          8,306    2005
                                                12.46             16.20         13,025    2004
                                                10.00             12.46          9,370    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                          10.28             10.55        109,914    2005
                                                 9.48             10.28        110,320    2004
                                                 7.52              9.48        126,905    2003
                                                10.00              7.52         60,298    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,              $11.57            $12.45         13,655    2005
   Small-Cap Value Equity Fund)                 10.23             11.57         17,147    2004
                                                 8.40             10.23         18,869    2003
                                                10.00              8.40         13,607    2002
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.12             12.34         11,682    2005
                                                11.41             12.12         12,533    2004
                                                10.00             11.41         10,503    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                               10.00             10.06          8,551    2005
                                                 9.41             10.00          8,543    2004
                                                 7.77              9.41          8,202    2003
                                                10.00              7.77          2,356    2002
----------------------------------------------------------------------------------------------
 Value Equity Fund                              10.31             10.54         24,466    2005
                                                 9.59             10.31         24,854    2004
                                                 7.87              9.59         26,208    2003
                                                10.00              7.87          9,306    2002
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.36          1,930    2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.78             11.39        105,654    2005
                                                10.13             10.78        128,209    2004
                                                 9.07             10.13        127,350    2003
                                                10.00              9.07        109,084    2002
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares              11.51             12.72          1,624    2005
                                                 9.93             11.51          1,929    2004
                                                 8.41              9.93          2,041    2003
                                                10.00              8.41          3,613    2002
----------------------------------------------------------------------------------------------
 Global Life Sciences                           10.53             11.62          1,426    2005
   Portfolio -- Service Shares                   9.39             10.53          1,594    2004
                                                 7.58              9.39          1,600    2003
                                                10.00              7.58          2,891    2002
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service          8.45              9.26          1,488    2005
   Shares                                        8.56              8.45          2,839    2004
                                                 5.95              8.56          1,399    2003
                                                10.00              5.95          4,779    2002
----------------------------------------------------------------------------------------------
 International Growth                           11.27             14.61          5,763    2005
   Portfolio -- Service Shares                   9.67             11.27          6,131    2004
                                                 7.32              9.67          5,991    2003
                                                10.00              7.32          1,352    2002
----------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service           9.34              9.54          2,203    2005
   Shares                                        9.12              9.34          2,883    2004
                                                 7.07              9.12          3,021    2003
                                                10.00              7.07          1,124    2002
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service            12.10             13.31            907    2005
   Shares                                       10.23             12.10          1,000    2004
                                                 7.73             10.23          1,037    2003
                                                10.00              7.73          1,109    2002
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service           9.14              9.47          5,392    2005
   Shares                                        8.90              9.14          5,678    2004
                                                 7.33              8.90          6,217    2003
                                                10.00              7.33          4,893    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                $10.62            $10.72         5,541     2005
                                                10.37             10.62         7,683     2004
                                                10.19             10.37           534     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.91             16.21         1,875     2005
                                                12.83             14.91         2,379     2004
                                                 9.87             12.83           973     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.36             16.48         3,083     2005
                                                12.92             15.36         3,884     2004
                                                10.16             12.92         1,094     2003
                                                10.00             10.16            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.01             16.26         1,240     2005
                                                12.82             16.01         1,719     2004
                                                 9.61             12.82            40     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.27             13.21         2,234     2005
                                                12.36             13.27         2,786     2004
                                                 9.82             12.36            --     2003
                                                10.00              9.82            --     2002
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Fund Inc)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,             13.69             13.94            --     2005
   Salomon Brothers Variable All Cap            12.90             13.69            --     2004
   Fund)                                        10.00             12.90            --     2003
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total             10.00             10.54            --     2005
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable
   Aggressive Growth Portfolio -- Class         13.40             14.43         1,536     2005
   II (formerly, Salomon Brothers               12.54             13.40         2,075     2004
   Variable Aggressive Growth Fund)             10.00             12.54           163     2003
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   9.31              9.53        26,498     2005
   Series -- Service Class Shares                8.70              9.31        34,396     2004
                                                 7.23              8.70        38,613     2003
                                                10.00              7.23        34,313     2002
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                         10.03             10.54        11,890     2005
   Series -- Service Class Shares                9.19             10.03        11,501     2004
                                                 7.68              9.19        13,905     2003
                                                10.00              7.68         7,610     2002
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          9.32              9.62         3,191     2005
   Class Shares                                  8.94              9.32         4,502     2004
                                                 6.82              8.94         2,627     2003
                                                10.00              6.82           101     2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.73             11.70         3,648     2005
   Series -- Service Class Shares               11.10             11.73         1,208     2004
                                                10.28             11.10           952     2003
                                                10.00             10.28            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service         $12.44            $12.53          3,658    2005
   Class Shares                                 11.41             12.44            643    2004
                                                10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             13.53             15.49          7,438    2005
   Class Shares                                 10.61             13.53          5,013    2004
                                                 7.97             10.61          2,712    2003
                                                10.00              7.97          1,548    2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced                           10.92             11.12          2,394    2005
   Fund/VA -- Service Shares                    10.00             10.92            452    2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.30             13.70          7,771    2005
   Fund/VA -- Service Shares                    12.71             13.30          4,496    2004
                                                 9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  12.25             13.72         35,288    2005
   Fund/VA -- Service Shares                    10.49             12.25         36,982    2004
                                                 7.48             10.49         37,800    2003
                                                10.00              7.48         19,752    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.40             10.80        114,447    2005
   Fund/VA -- Service Shares                     9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.61             16.82         17,502    2005
   Fund/VA -- Service Shares                    13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer                14.04             15.44            176    2005
   Aggressive Growth Fund/VA -- Service         11.97             14.04            177    2004
   Shares)                                      10.00             11.97            101    2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.38             --    2005
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            11.07             11.43          2,205    2005
   Hedged) -- Administrative Class              10.68             11.07          1,523    2004
   Shares                                       10.63             10.68          9,075    2003
                                                10.00             10.63          8,408    2002
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.59             12.87         24,619    2005
   Class Shares                                 11.70             12.59         26,261    2004
                                                 9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      12.59             12.94         94,390    2005
   Portfolio -- Administrative Class            11.91             12.59         64,930    2004
   Shares                                       11.68             11.91        105,328    2003
                                                10.00             11.68         92,981    2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.96             --    2005
----------------------------------------------------------------------------------------------
 Total Return                                   11.34             11.41        125,162    2005
   Portfolio -- Administrative Class            11.01             11.34        129,504    2004
   Shares                                       10.68             11.01        142,859    2003
                                                10.00             10.68        111,409    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                $12.98            $14.53           753     2005
                                                12.10             12.98           622     2004
                                                10.00             12.10           670     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           13.94             16.60           722     2005
   Portfolio -- Class II                        12.31             13.94            --     2004
                                                10.00             12.31            --     2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II         0.00             14.83           702      205
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        9.38              9.32        27,094     2005
                                                 8.74              9.38        26,709     2004
                                                 6.12              8.74           634     2003
                                                10.00              6.12           699     2002
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares          11.89             12.16        25,978     2005
                                                10.31             11.89        14,166     2004
                                                 8.03             10.31         7,135     2003
                                                10.00              8.03         2,539     2002
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II           8.92              9.43         2,039     2005
   Shares                                        8.51              8.92         1,970     2004
                                                 7.26              8.51           842     2003
                                                10.00              7.26            --     2002
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio --
   Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1

TABLE OF CONTENTS

Statement of Additional Information


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-3

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York


                Genworth Life of New York VA Separate Account 1


                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative



The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-3

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On December 18, 2006, Articles of Merger were filed on our behalf with the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for the mergers of Federal Home Life Insurance Company (''FHL'') and First Colony Life Insurance Company (''FCL'') into Genworth Life and Annuity Insurance Company (''GLAIC Merged'') on January 1, 2007. GLAIC Merged is the surviving entity. FHL and FCL are both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both are affiliates of the Company. Prior to the mergers, FCL owned shares of American Mayflower Life Insurance Company of New York (''AML''). After the mergers of FHL and FCL into Genworth Life and Annuity Insurance Company, but also effective January 1, 2007, GLAIC Merged transferred its shares of AML to the Company, in exchange for a non-majority ownership interest in the Company. Upon transfer, AML merged into the Company. The Company is the surviving entity. These mergers are part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.


We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017.

We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

The Separate
Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional
Information
About the
Guarantee
Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.


BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.


Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.


DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.


Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.



Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Portfolios I, Inc. The agreement may be terminated at the option of any party upon six months' advance written notice to the parties.

Legg Mason Partners Variable Portfolios II. This agreement may be terminated by the parties upon six months' advance written notice.


MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.


The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.


Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of
Performance
Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The
GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:       % as of December 31, 2006
Effective Yield:     % as of December 31, 2006


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.


   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charge for the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR =   (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters


Taxation of Genworth
Life Insurance
Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required
Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General
Provisions

Using the Contracts as Collateral


A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Tax Matters" provision of the prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of
Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of
Genworth Life
Insurance
Company of
New York


Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


[To be provided by amendment.]


Financial
Statements


[To be provided by amendment.]

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
          Previously filed on September 10, 1997 with initial filing to Form
          N-4 for GE Capital Life Separate Account II, Registration
          No. 333-39955.

(1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the change in name of GE Capital Life
          Assurance Company of New York to Genworth Life Insurance Company of
          New York. Previously filed on January 3, 2006 with Post-Effective
          Amendment No. 22 to Form N-4 for Genworth Life of New York VA
          Separate Account 1, Registration No. 333-47016.

(1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
          Company of New York authorizing the change in name GE Capital Life
          Separate Account II to Genworth Life of New York VA Separate Account
          1. Previously filed on January 3, 2006 with Post-Effective Amendment
          No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
          1, Registration No. 333-47016.

(2)       Not Applicable.

(3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
          Corporation. Previously filed on May 13, 1998 with Pre-Effective
          Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

(3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

(4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
          Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

(4)(ii)   Endorsements to Policy.

   (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
          1997 with initial filing to Form N-4 for GE Capital Life Separate
          Account II, Registration No. 333-39955.

   (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
          27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-47016.

   (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

   (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

   (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
          May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-39955.

   (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

   (f)    Optional Death Benefit Rider NY5071. Previously filed on March 1,
          2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-39955.

   (g)    Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
          2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

   (h)    Death Benefit available at Death of Any Annuitant Endorsement
          NY5155 12/00. Previously filed on September 13, 2002 with
          Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (i)    Enhanced Payment Rider NY5136 11/00. Previously filed on September
          13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-47016.

   (j)    Payment Protection Rider. Previously filed on May 17, 2005 with
          Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (k)    Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
          Previously filed on September 1, 2006 with Post-Effective Amendment
          No. 25 to Form N-4 for Genworth Life of New York VA Separate Account
          1, Registration No. 333-47016.

   (l)    Payment Protection Variable Annuity Rider. Previously filed on
          October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-47016.

  (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. To be filed by amendment.

(5)       Form of Application. Previously filed on October 20, 2006 with
          Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
          York VA Separate Account 1, Registration No. 333-47016.

(6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
          Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-47016.

(6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
          Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-47016.

(7)       Reinsurance Agreement. Previously filed on April 30, 2004 with Post
          Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
          Account II, Registration No. 333-47016.

(8)(a)    Fund Participation Agreement between J.P. Morgan Series Trust II and
          GE Capital Life Assurance Company of New York. Previously filed on
          April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(b)    Form of Participation Agreement regarding Federated Insurance Series.
          Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
          333-39955.

(8)(b)(i) Amendment to Participation Agreement between Federated Insurance
          Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)    Participation Agreement between GE Investments Funds, Inc. and
          Genworth Life Insurance Company of New York. Previously filed on
          September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
          333-47016.

(8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
          Capital Life Assurance Company of New York. Previously filed on April
          28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
          Capital Life Separate Account II, Registration No. 333-97085.

(8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
          Account Funds. Previously filed on May 1, 2002 with Post-Effective
          Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-47016.

(8)(f)      Form of Participation Agreement regarding PBHG Insurance Series Fund.
            Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(8)(g)      Form of Participation Agreement regarding Variable Insurance Products
            Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(i)   Form of Participation Agreement regarding Variable Insurance Products
            Fund II. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(ii)  Form of Participation Agreement regarding Variable Insurance Products
            Fund III. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(8)(g)(iii) Amendment to Participation Agreement between Variable Insurance
            Products Fund III and GE Capital Life Assurance Company of New York.
            Previously filed on May 1, 2002 with Post-Effective Amendment 5 to
            Form N-4 for GE Capital Life Separate Account II, Registration No.
            333-47016.

(8)(h)      Form of Participation Agreement regarding Goldman Sachs Variable
            Insurance Trust. Previously filed on April 28, 2005 with
            Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(8)(i)      Form of Participation Agreement regarding Salomon Brothers Variable
            Series Fund. Previously filed on April 28, 2005 with Post-Effective
            Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-97085.

(8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(k)      Form of Participation Agreement between Alliance Variable Series and
            GE Capital Life Assurance Company of New York. Previously filed on
            April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
            GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(l)      Form of Participation Agreement between Dreyfus and GE Capital Life
            Assurance Company of New York. Previously filed on May 1, 2002 with
            Post-Effective Amendment 5 to Form N-4 for GE Capital Life Separate
            Account II, Registration No. 333-47016.

(8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(n)      Form of Participation Agreement between PIMCO Variable Insurance
            Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
            N-4 for GE Capital Life Separate Account II, Registration
            No. 333-97085.

(8)(o)      Form of Participation Agreement between Rydex Variable Trust and GE
            Capital Life Assurance Company of New York. Previously filed on April
            28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
            Capital Life Separate Account II, Registration No. 333-97085.

(8)(p) Form of Participation Agreement between Greenwich Street Series Fund and GE Capital Life Assurance Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, SEC File No 333-47016.

(8)(q)  Form of Participation Agreement between Merrill Lynch Variable Series
        Funds, Inc. and GE Capital Life Assurance Company of New York.
        Previously filed on April 28, 2005 with Post-Effective Amendment No.
        19 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-97085.

(8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

(8)(s)  Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and GE Capital Life Assurance Company of
        New York regarding American Century Variable Portfolios II, Inc.
        Previously filed on April 28, 2005 with Post-Effective Amendment No.
        19 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-97085.

(8)(t)  Fund Participation Agreement between Eaton Vance Variable Trust and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(u)  Amended and Restated Fund Participation Agreement between Franklin
        Templeton Variable Insurance Products Trust, Franklin/Templeton
        Distributors, Inc., Genworth Life Insurance Company of New York and
        Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

(8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(w)  Fund Participation Agreement between The Prudential Series Fund, Inc.
        and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(x)  Fund Participation Agreement between Scudder Variable Series II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(8)(z)  Fund Participation Agreement between American Century Investment
        Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

(8)(aa) Fund Participation Agreement between JPMorgan Insurance Trust and
        Genworth Life Insurance Company of New York. Previously filed on
        April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

(9)     Opinion and Consent of Counsel. To be filed by Post-Effective
        Amendment to the Registration Statement.

(10) Consent of Independent Registered Public Accounting Firm. To be filed by Post-Effective Amendment to the Registration Statement.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Previously filed on September 1, 2006 with
        Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

Item 25.  Directors and Officers of the Depositor


        Name                      Address                      Position with Company
        ----                      -------                      ---------------------
Marshal S. Belkin.... 345 Kear Street                  Director
                      Yorktown Heights,
                      New York 10598
Ward E. Bobitz....... 6620 West Broad Street           Director, Vice President and Assistant
                      Richmond, Virginia 23230         Secretary
Richard I. Byer...... 11 Westwind Road                 Director
                      Yonkers, NY 10710
Bernard M. Eiber..... 55 Northern Boulevard, Suite 302 Director
                      Great Neck, New York 11021
Kelly L. Groh........ 6610 West Broad Street           Director
                      Richmond, Virginia 23230
Paul A. Haley........ 6610 West Broad Street           Director, Senior Vice President and
                      Richmond, Virginia 23230         Chief Actuary
Jerry S. Handler..... 151 West 40th Street             Director
                      New York, New York 10018
Isidore Sapir........ 449 Golden River Drive           Director
                      Golden Lakes Village
                      West Palm Beach, Florida 33411
Pamela S. Schutz..... 6610 West Broad Street           Director and Executive Vice President
                      Richmond, Virginia 23230
David J. Sloane...... 666 Third Avenue, 9th Floor      Director, Chairperson of the Board,
                      New York, New York 10017         President and Chief Executive Officer
Geoffrey S. Stiff.... 6610 West Broad Street           Director and Senior Vice President
                      Richmond, Virginia 23230
Thomas M. Stinson.... 6630 West Broad Street           Director and President, Long Term
                      Richmond, Virginia 23230         Care Division
John G. Apostle, II.. 6610 West Broad Street           Chief Compliance Officer --
                      Richmond, Virginia 23230         Registered Separate Accounts
Thomas E. Duffy...... 6610 West Broad Street           Senior Vice President, General
                      Richmond, Virginia 23230         Counsel and Secretary
Dennis R. Vigneau.... 6610 West Broad Street           Senior Vice President and Chief
                      Richmond, Virginia 23230         Financial Officer
Mark W. Griffin...... 3003 Summer Street               Senior Vice President and Chief
                      Stamford, Connecticut 06904      Investment Officer
Gurinder S. Ahluwalia 16501 Ventura Blvd, Ste 201      Vice President
                      Encino, California 91436
Shannon M. Fischer... 6610 West Broad St.              Senior Vice President
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 West Broad Street           Senior Vice President
                      Richmond, Virginia 23230
Heather C. Harker.... 6610 West Broad Street           Vice President and Associate General
                      Richmond, Virginia 23230         Counsel
John A. Zelinske..... 6610 West Broad Street           Vice President and Controller
                      Richmond, Virginia 23230
Gary T. Prizzia...... 6620 West Broad Street           Treasurer
                      Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contract Owners


   There were 3,972 owners of Qualified Contracts and 3,571 owners of Non-Qualified Contracts as of February 1,2007.


Item 28.  Indemnification


   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:


      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the

Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.


   (b)


       Name                Address        Positions and Offices with Underwriter
       ----                -------        --------------------------------------
James J. Buddle..... 6620 W. Broad St.    Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.    Director, President and Chief Executive
                     Richmond, VA 23230   Officer
Geoffrey S. Stiff... 6610 W. Broad St.    Director and Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union St.,       Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,     Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street Senior Vice President and
                     Richmond, VA 23230   Chief Compliance Officer
Ward E. Bobitz...... 6620 W. Broad Street Vice President and Assistant Secretary
                     Richmond, VA 23230

       Name                  Address          Positions and Offices with Underwriter
       ----                  -------          --------------------------------------
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230

   (c)


                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable         %    $     million


Item 30.  Location of Accounts and Records


   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.


Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 15th day of February, 2007.


                                              GENWORTH LIFE OF NEW YORK VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S Stiff
                                                      Senior Vice President

                                              By: GENWORTH LIFE INSURANCE
                                                    COMPANY OF NEW YORK
                                                  (Depositor)

                                              By:    /S/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S Stiff
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature                    Title                    Date
           ---------                    -----                    ----

     /s/  DAVID J. SLOANE*  DIRECTOR, CHAIRPERSON OF THE   February 15, 2007
    -----------------------   BOARD AND CHIEF EXECUTIVE
        David J. Sloane       OFFICER

    /s/  MARSHAL S. BELKIN* DIRECTOR                       February 15, 2007
    -----------------------
       Marshal S. Belkin

     /s/  WARD E. BOBITZ*   DIRECTOR, VICE PRESIDENT AND   February 15, 2007
    -----------------------   ASSISTANT SECRETARY
        Ward E. Bobitz

     /s/  RICHARD I. BYER*  DIRECTOR                       February 15, 2007
    -----------------------
        Richard I. Byer

    /s/  BERNARD M. EIBER*  DIRECTOR                       February 15, 2007
    -----------------------
       Bernard M. Eiber

      /s/  KELLY L. GROH*   DIRECTOR                       February 15, 2007
    -----------------------
         Kelly L. Groh

      /s/  PAUL A. HALEY*   DIRECTOR, SENIOR VICE          February 15, 2007
    -----------------------   PRESIDENT AND CHIEF ACTUARY
         Paul A. Haley

    /s/  JERRY S. HANDLER*  DIRECTOR                       February 15, 2007
    -----------------------
       Jerry S. Handler

           Signature                     Title                    Date
           ---------                     -----                    ----

      /s/  ISIDORE SAPIR*    DIRECTOR                       February 15, 2007
   -------------------------
         Isidore Sapir

    /s/  PAMELA S. SCHUTZ*   DIRECTOR AND EXECUTIVE VICE    February 15, 2007
   -------------------------   PRESIDENT
       Pamela S. Schutz

    /s/  GEOFFREY S. STIFF   DIRECTOR AND SENIOR VICE       February 15, 2007
   -------------------------   PRESIDENT
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON*  DIRECTOR AND PRESIDENT, LONG   February 15, 2007
   -------------------------   TERM CARE DIVISION
       Thomas M. Stinson

     /s/  THOMAS E. DUFFY*   SENIOR VICE PRESIDENT,         February 15, 2007
   -------------------------   GENERAL COUNSEL AND
        Thomas E. Duffy        SECRETARY

   /s/  J. DENNIS R. VIGNEAU SENIOR VICE PRESIDENT AND      February 15, 2007
   -------------------------   CHIEF FINANCIAL OFFICER
       Dennis R. Vigneau

    /s/  JOHN A. ZELINSKE*   VICE PRESIDENT AND CONTROLLER  February 15, 2007
   -------------------------
       John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         February 15, 2007
     ----------------------    Attorney executed on
       Geoffrey S. Stiff       September 1, 2006.